UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Capital Development Fund Class A, Class T, Class C and Class I Annual Report September 30, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	8.11%	12.15%	5.29%
Class T (incl. 3.50% sales charge)	10.10%	12.09%	5.02%
Class C (incl. contingent deferred sales charge)	12.60%	12.38%	4.92%
Class I	14.89%	13.62%	6.08%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Capital Development Fund - Class A on September 30, 2006, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$16,743	Fidelity Advisor® Capital Development Fund - Class A
$20,114	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index rose 15.43% for the year ending September 2016, overcoming uncertainty about the global economy, U.S. Federal Reserve monetary policy and the U.K.’s June vote to leave the European Union (Brexit). Volatility peaked in early 2016, as continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009. Markets regained positive momentum amid U.S. job gains, a rally in energy and materials markets, global economic stimulus and perceived softening of U.S. monetary policy. The June 23 Brexit vote surprised markets, though, and was followed by a two-day near-tumult. Sentiment rebounded rapidly and stayed largely positive through September. For the year, value-oriented and small-cap stocks outperformed. Among S&P 500 sectors, dividend-rich telecom services (+27%) led amid strong demand for yield, especially earlier in the period, as well as increased competition and consolidation. Utilities (+17%) and consumer staples (+16%) also benefited. Added demand for perceived safe-haven investments such as precious metals-related securities boosted materials (+22%). Information technology (+23%) was helped by strong results from some of the largest and best-known tech names. The newly created real estate sector (+17%) finished far ahead of financials (+6%), which was held back by low interest rates that squeezed bank profits.

Comments from Portfolio Manager Matthew Fruhan:  For the year, the fund’s share classes (excluding sales charges, if applicable) gained between roughly 14% and 15%, trailing the 15.43% increase of the benchmark S&P 500® index. Versus the benchmark, the biggest detractor came from the financials sector, especially among banks, where stock picking added value but not enough to compensate for a sizable overweight in this lagging group. Elsewhere, security selection in information technology also hurt results. On the positive side, the fund was well positioned in energy, with good stock picking and a helpful overweighting adding to relative performance. In individual terms, online retailer and benchmark member Amazon.com performed well, and my decision not to own it hurt the fund in light of the stock’s roughly 64% gain. Due to this stock’s high valuation, I avoided it in favor of other names that struck me as better opportunities, including bank stocks Citigroup and Bank of America, both relative detractors this period and some of the largest holdings in the fund at period end. Although banks continued to face business headwinds in a low interest rate environment, I found several of them well positioned for the longer term. On the positive side, the fund’s largest contributors included master limited partnership Williams Partners and its majority-owned energy transportation company Williams Companies, the latter of which finished the period as one of our largest holdings. Both stocks benefited from a more favorable energy-pricing environment as the period progressed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.4	3.6
Apple, Inc.	3.2	3.0
Bank of America Corp.	3.0	2.7
Microsoft Corp.	2.9	2.9
General Electric Co.	2.6	3.3
Citigroup, Inc.	2.5	2.2
Qualcomm, Inc.	2.3	1.9
Procter & Gamble Co.	2.1	2.0
The Williams Companies, Inc.	1.9	0.8
Alphabet, Inc. Class A	1.9	1.9
	25.8

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.8	23.0
Financials	20.3	18.7
Health Care	14.8	12.2
Energy	13.1	11.6
Industrials	11.8	13.1

Asset Allocation (% of fund's net assets)

As of September 30, 2016*
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 9.2%

As of March 31, 2016 *
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 9.6%

Investments September 30, 2016

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.2%
Tyco International Ltd.	86,828	$4,040,107
Automobiles - 0.0%
General Motors Co.	35,100	1,115,127
Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp.	64,400	3,705,576
Yum! Brands, Inc.	109,424	9,936,793
		13,642,369
Household Durables - 0.6%
KB Home	728,900	11,749,868
Taylor Morrison Home Corp. (a)	315,400	5,551,040
		17,300,908
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	273,849	3
Polaris Industries, Inc. (c)	38,700	2,996,928
		2,996,931
Media - 4.6%
AMC Networks, Inc. Class A (a)	82,900	4,299,194
Comcast Corp. Class A	709,700	47,081,498
Scripps Networks Interactive, Inc. Class A	256,600	16,291,534
Sinclair Broadcast Group, Inc. Class A	203,500	5,877,080
The Walt Disney Co.	27,100	2,516,506
Time Warner, Inc.	500,310	39,829,679
Viacom, Inc. Class B (non-vtg.)	408,000	15,544,800
		131,440,291
Multiline Retail - 1.3%
Target Corp.	527,150	36,204,662
Specialty Retail - 0.9%
Lowe's Companies, Inc.	353,400	25,519,014

TOTAL CONSUMER DISCRETIONARY		232,259,409

CONSUMER STAPLES - 5.2%
Beverages - 1.6%
Diageo PLC	450,668	12,908,745
The Coca-Cola Co.	792,000	33,517,440
		46,426,185
Food & Staples Retailing - 1.1%
CVS Health Corp.	215,700	19,195,143
Walgreens Boots Alliance, Inc.	112,200	9,045,564
Whole Foods Market, Inc.	129,100	3,659,985
		31,900,692
Food Products - 0.3%
Amplify Snack Brands, Inc. (a)	85,700	1,388,340
Mead Johnson Nutrition Co. Class A	94,500	7,466,445
		8,854,785
Household Products - 2.1%
Procter & Gamble Co.	645,605	57,943,049
Tobacco - 0.1%
Reynolds American, Inc.	32,300	1,522,945

TOTAL CONSUMER STAPLES		146,647,656

ENERGY - 13.1%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	200,800	10,134,376
Ensco PLC Class A	138,100	1,173,850
National Oilwell Varco, Inc.	352,800	12,961,872
Oceaneering International, Inc.	286,600	7,884,366
Schlumberger Ltd.	72,000	5,662,080
		37,816,544
Oil, Gas & Consumable Fuels - 11.8%
Amyris, Inc. (a)(c)	1,679,209	973,941
Anadarko Petroleum Corp.	166,000	10,517,760
Apache Corp.	397,400	25,381,938
Cabot Oil & Gas Corp.	451,300	11,643,540
Cenovus Energy, Inc.	1,016,100	14,583,759
Chevron Corp.	467,727	48,138,463
ConocoPhillips Co.	827,500	35,971,425
Devon Energy Corp.	48,200	2,126,102
Golar LNG Ltd.	105,400	2,234,480
Imperial Oil Ltd.	601,900	18,828,443
Kinder Morgan, Inc.	1,192,300	27,577,899
Legacy Reserves LP	186,124	251,267
Noble Energy, Inc.	51,700	1,847,758
SM Energy Co.	228,000	8,796,240
Suncor Energy, Inc.	1,509,500	41,904,028
Teekay Offshore Partners LP	197,100	1,245,672
The Williams Companies, Inc.	1,758,892	54,050,751
Williams Partners LP	755,800	28,108,202
		334,181,668

TOTAL ENERGY		371,998,212

FINANCIALS - 20.3%
Banks - 13.8%
Bank of America Corp.	5,448,600	85,270,590
Citigroup, Inc.	1,510,604	71,345,827
Comerica, Inc.	352,800	16,694,496
Fifth Third Bancorp	119,600	2,447,016
JPMorgan Chase & Co.	1,451,710	96,669,371
PNC Financial Services Group, Inc.	121,216	10,920,349
Regions Financial Corp.	2,167,400	21,392,238
Standard Chartered PLC (United Kingdom)	881,958	7,182,411
SunTrust Banks, Inc.	769,800	33,717,240
U.S. Bancorp	717,542	30,775,376
Wells Fargo & Co.	309,650	13,711,302
		390,126,216
Capital Markets - 5.3%
Charles Schwab Corp.	560,455	17,693,564
Goldman Sachs Group, Inc.	22,400	3,612,448
KKR & Co. LP	705,082	10,054,469
Morgan Stanley	955,000	30,617,300
Northern Trust Corp.	376,595	25,604,694
State Street Corp.	670,990	46,721,034
The Blackstone Group LP	648,100	16,545,993
		150,849,502
Insurance - 0.6%
Marsh & McLennan Companies, Inc.	4,100	275,725
MetLife, Inc.	233,400	10,369,962
Principal Financial Group, Inc.	101,300	5,217,963
		15,863,650
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	1,361,200	10,889,600
Radian Group, Inc.	497,500	6,741,125
		17,630,725

TOTAL FINANCIALS		574,470,093

HEALTH CARE - 14.8%
Biotechnology - 4.1%
AbbVie, Inc.	44,000	2,775,080
Alexion Pharmaceuticals, Inc. (a)	80,500	9,864,470
Alnylam Pharmaceuticals, Inc. (a)	34,500	2,338,410
Amgen, Inc.	139,115	23,205,773
Biogen, Inc. (a)	69,700	21,818,191
BioMarin Pharmaceutical, Inc. (a)	69,400	6,420,888
Celldex Therapeutics, Inc. (a)	11,700	47,268
Genocea Biosciences, Inc. (a)(c)	41,600	212,992
Gilead Sciences, Inc.	110,500	8,742,760
Insmed, Inc. (a)	147,800	2,146,056
Intercept Pharmaceuticals, Inc. (a)(c)	144,714	23,818,477
Regeneron Pharmaceuticals, Inc. (a)	4,700	1,889,494
Spark Therapeutics, Inc. (a)	48,300	2,900,898
Vertex Pharmaceuticals, Inc. (a)	98,600	8,598,906
Windtree Therapeutics, Inc. (a)	85,885	220,724
		115,000,387
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	286,500	12,116,085
Alere, Inc. (a)	333,500	14,420,540
Boston Scientific Corp. (a)	1,656,251	39,418,774
Medtronic PLC	229,600	19,837,440
NxStage Medical, Inc. (a)	242,400	6,057,576
Zeltiq Aesthetics, Inc. (a)	7,400	290,228
Zimmer Biomet Holdings, Inc.	88,300	11,480,766
		103,621,409
Health Care Providers & Services - 1.5%
Anthem, Inc.	4,400	551,364
Cigna Corp.	71,600	9,330,912
Express Scripts Holding Co. (a)	152,500	10,755,825
McKesson Corp.	137,880	22,991,490
		43,629,591
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	80,700	335,712
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	262,900	12,379,961
Pharmaceuticals - 5.2%
Allergan PLC (a)	22,900	5,274,099
AstraZeneca PLC sponsored ADR	149,300	4,905,998
Bayer AG	2,800	281,205
Bristol-Myers Squibb Co.	204,900	11,048,208
GlaxoSmithKline PLC sponsored ADR	1,023,400	44,139,242
Jazz Pharmaceuticals PLC (a)	111,100	13,496,428
Johnson & Johnson	250,860	29,634,092
Novartis AG sponsored ADR	3,500	276,360
Sanofi SA	30,707	2,338,367
Teva Pharmaceutical Industries Ltd. sponsored ADR	646,250	29,733,963
TherapeuticsMD, Inc. (a)	770,500	5,247,105
		146,375,067

TOTAL HEALTH CARE		421,342,127

INDUSTRIALS - 11.8%
Aerospace & Defense - 1.5%
General Dynamics Corp.	10,000	1,551,600
KEYW Holding Corp. (a)(c)	120,317	1,328,300
The Boeing Co.	149,000	19,629,260
United Technologies Corp.	189,600	19,263,360
		41,772,520
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	15,869	1,118,130
FedEx Corp.	87,200	15,232,096
United Parcel Service, Inc. Class B	262,800	28,739,808
		45,090,034
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	50,100	4,015,014
Electrical Equipment - 1.3%
AMETEK, Inc.	272,400	13,015,272
Eaton Corp. PLC	60,500	3,975,455
Emerson Electric Co. (c)	242,800	13,235,028
Hubbell, Inc. Class B	56,918	6,132,345
		36,358,100
Industrial Conglomerates - 2.6%
General Electric Co.	2,485,500	73,620,510
Machinery - 1.4%
Colfax Corp. (a)	67,600	2,124,668
Deere & Co. (c)	120,900	10,318,815
Flowserve Corp.	93,100	4,491,144
Ingersoll-Rand PLC	95,200	6,467,888
Melrose Industries PLC	1,344,159	3,040,194
Rexnord Corp. (a)	382,800	8,195,748
Wabtec Corp.	42,600	3,478,290
Xylem, Inc.	31,500	1,652,175
		39,768,922
Professional Services - 0.4%
IHS Markit Ltd. (a)	61,674	2,315,859
Verisk Analytics, Inc. (a)	94,400	7,672,832
		9,988,691
Road & Rail - 2.8%
Celadon Group, Inc.	30,300	264,822
CSX Corp.	839,600	25,607,800
Genesee & Wyoming, Inc. Class A (a)	214,400	14,782,880
J.B. Hunt Transport Services, Inc.	152,100	12,341,394
Kansas City Southern	100,200	9,350,664
Norfolk Southern Corp.	82,600	8,017,156
Old Dominion Freight Lines, Inc. (a)	90,000	6,174,900
Union Pacific Corp.	43,600	4,252,308
		80,791,924
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	47,200	3,704,728

TOTAL INDUSTRIALS		335,110,443

INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,564,200	49,616,424
Electronic Equipment & Components - 0.2%
Dell Technologies, Inc. (a)	126,919	6,066,728
Internet Software & Services - 4.3%
Alphabet, Inc.:
Class A	66,600	53,550,396
Class C (a)	57,883	44,991,877
Facebook, Inc. Class A (a)	185,400	23,781,258
		122,323,531
IT Services - 4.4%
Cognizant Technology Solutions Corp. Class A (a)	92,700	4,422,717
First Data Corp. Class A (a)	1,026,605	13,510,122
IBM Corp.	66,000	10,484,100
MasterCard, Inc. Class A	321,400	32,708,878
Paychex, Inc.	153,800	8,900,406
PayPal Holdings, Inc. (a)	153,800	6,301,186
Unisys Corp. (a)	648,799	6,319,302
Visa, Inc. Class A	520,200	43,020,540
		125,667,251
Semiconductors & Semiconductor Equipment - 2.4%
Maxim Integrated Products, Inc.	83,700	3,342,141
Qualcomm, Inc.	949,300	65,027,050
		68,369,191
Software - 4.0%
Adobe Systems, Inc. (a)	93,700	10,170,198
Autodesk, Inc. (a)	189,400	13,699,302
Microsoft Corp.	1,406,000	80,985,600
Mobileye NV (a)	87,100	3,707,847
Oracle Corp.	107,350	4,216,708
		112,779,655
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	794,400	89,806,920
Western Digital Corp.	259,700	15,184,659
		104,991,579

TOTAL INFORMATION TECHNOLOGY		589,814,359

MATERIALS - 3.2%
Chemicals - 2.5%
CF Industries Holdings, Inc.	246,200	5,994,970
E.I. du Pont de Nemours & Co.	109,247	7,316,272
Intrepid Potash, Inc. (a)	620,040	700,645
LyondellBasell Industries NV Class A	78,900	6,364,074
Monsanto Co.	308,200	31,498,040
Potash Corp. of Saskatchewan, Inc.	742,800	12,087,945
W.R. Grace & Co.	93,800	6,922,440
		70,884,386
Containers & Packaging - 0.5%
WestRock Co.	306,834	14,875,312
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	417,800	4,537,308

TOTAL MATERIALS		90,297,006

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	224,706	11,680,218
UTILITIES - 0.9%
Electric Utilities - 0.6%
Exelon Corp.	557,900	18,572,491
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	584,000	7,235,760

TOTAL UTILITIES		25,808,251

TOTAL COMMON STOCKS
(Cost $2,419,576,672)		2,799,427,774
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (d)(e)
(Cost $1,375,000)	1,375,000	696,953
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.43% (f)	28,271,407	28,279,889
Fidelity Securities Lending Cash Central Fund 0.46% (f)(g)	12,985,771	12,988,368
TOTAL MONEY MARKET FUNDS
(Cost $41,260,373)		41,268,257
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $2,462,212,045)		2,841,392,984
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,777,824)
NET ASSETS - 100%		$2,835,615,160

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $696,953 or 0.0% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	2/14/14	$474,963

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,440
Fidelity Securities Lending Cash Central Fund	470,695
Total	$525,135

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$232,259,409	$232,259,406	$--	$3
Consumer Staples	146,647,656	133,738,911	12,908,745	--
Energy	371,998,212	371,998,212	--	--
Financials	574,470,093	574,470,093	--	--
Health Care	421,342,127	418,722,555	2,619,572	--
Industrials	335,110,443	335,110,443	--	--
Information Technology	589,814,359	589,814,359	--	--
Materials	90,297,006	90,297,006	--	--
Telecommunication Services	11,680,218	11,680,218	--	--
Utilities	25,808,251	25,808,251	--	--
Corporate Bonds	696,953	--	696,953	--
Money Market Funds	41,268,257	41,268,257	--	--
Total Investments in Securities:	$2,841,392,984	$2,825,167,711	$16,225,270	$3

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value (including securities loaned of $12,467,133) — See accompanying schedule: Unaffiliated issuers (cost $2,420,951,672)	$2,800,124,728
Fidelity Central Funds (cost $41,260,373)	41,268,256
Total Investments (cost $2,462,212,045)		$2,841,392,984
Cash		85,601
Foreign currency held at value (cost $32,205)		32,457
Receivable for investments sold		10,522,451
Receivable for fund shares sold		225,933
Dividends receivable		3,597,816
Interest receivable		60,316
Distributions receivable from Fidelity Central Funds		40,275
Prepaid expenses		8,149
Other receivables		467,488
Total assets		2,856,433,470
Liabilities
Payable for investments purchased	$5,087,957
Payable for fund shares redeemed	1,121,879
Accrued management fee	1,284,435
Distribution and service plan fees payable	81,192
Other affiliated payables	108,480
Other payables and accrued expenses	147,792
Collateral on securities loaned, at value	12,986,575
Total liabilities		20,818,310
Net Assets		$2,835,615,160
Net Assets consist of:
Paid in capital		$2,399,524,907
Undistributed net investment income		29,000,858
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		28,101,663
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		378,987,732
Net Assets		$2,835,615,160
Class O:
Net Asset Value, offering price and redemption price per share ($2,447,564,651 ÷ 169,713,007 shares)		$14.42
Class A:
Net Asset Value and redemption price per share ($379,128,143 ÷ 27,138,560 shares)		$13.97
Maximum offering price per share (100/94.25 of $13.97)		$14.82
Class T:
Net Asset Value and redemption price per share ($2,552,051 ÷ 187,375 shares)		$13.62
Maximum offering price per share (100/96.50 of $13.62)		$14.11
Class C:
Net Asset Value and offering price per share ($2,022,590 ÷ 153,452 shares)(a)		$13.18
Class I:
Net Asset Value, offering price and redemption price per share ($4,347,725 ÷ 300,267 shares)		$14.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$58,041,735
Interest		123,486
Income from Fidelity Central Funds		525,135
Total income		58,690,356
Expenses
Management fee	$14,873,544
Transfer agent fees	295,745
Distribution and service plan fees	932,777
Accounting and security lending fees	808,834
Custodian fees and expenses	80,046
Independent trustees' fees and expenses	11,910
Appreciation in deferred trustee compensation account	164
Registration fees	72,923
Audit	74,123
Legal	17,013
Miscellaneous	21,986
Total expenses before reductions	17,189,065
Expense reductions	(32,026)	17,157,039
Net investment income (loss)		41,533,317
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,680,419
Fidelity Central Funds	4,961
Foreign currency transactions	29,146
Total net realized gain (loss)		46,714,526
Change in net unrealized appreciation (depreciation) on: Investment securities	292,996,460
Assets and liabilities in foreign currencies	4,744
Total change in net unrealized appreciation (depreciation)		293,001,204
Net gain (loss)		339,715,730
Net increase (decrease) in net assets resulting from operations		$381,249,047

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,533,317	$40,656,071
Net realized gain (loss)	46,714,526	107,104,052
Change in net unrealized appreciation (depreciation)	293,001,204	(285,143,207)
Net increase (decrease) in net assets resulting from operations	381,249,047	(137,383,084)
Distributions to shareholders from net investment income	(41,059,699)	(37,611,672)
Distributions to shareholders from net realized gain	(113,558,495)	(413,083,355)
Total distributions	(154,618,194)	(450,695,027)
Share transactions - net increase (decrease)	(35,368,088)	203,326,997
Total increase (decrease) in net assets	191,262,765	(384,751,114)
Net Assets
Beginning of period	2,644,352,395	3,029,103,509
End of period	$2,835,615,160	$2,644,352,395
Other Information
Undistributed net investment income end of period	$29,000,858	$29,821,115

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class O

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.30	$16.53	$14.24	$12.04	$9.67
Income from Investment Operations
Net investment income (loss)A	.21	.21	.20	.11	.12
Net realized and unrealized gain (loss)	1.70	(.95)	2.19	2.22	2.32
Total from investment operations	1.91	(.74)	2.39	2.33	2.44
Distributions from net investment income	(.21)	(.21)	(.10)	(.13)	(.06)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)
Total distributions	(.79)	(2.49)	(.10)	(.13)	(.07)
Net asset value, end of period	$14.42	$13.30	$16.53	$14.24	$12.04
Total ReturnB,C	15.01%	(5.16)%	16.83%	19.62%	25.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%	.59%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.59%	.59%	.60%	.60%	.61%
Expenses net of all reductions	.59%	.59%	.59%	.59%	.60%
Net investment income (loss)	1.57%	1.40%	1.27%	.90%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$2,447,565	$2,290,767	$2,634,214	$2,497,596	$2,382,741
Portfolio turnover rateF	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.90	$16.10	$13.87	$11.74	$9.42
Income from Investment Operations
Net investment income (loss)A	.17	.16	.15	.07	.08
Net realized and unrealized gain (loss)	1.65	(.92)	2.13	2.15	2.28
Total from investment operations	1.82	(.76)	2.28	2.22	2.36
Distributions from net investment income	(.17)	(.17)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)
Total distributions	(.75)	(2.44)B	(.05)	(.09)	(.04)
Net asset value, end of period	$13.97	$12.90	$16.10	$13.87	$11.74
Total ReturnC,D,E	14.71%	(5.42)%	16.50%	19.12%	25.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.89%	.89%	.89%	.92%	.94%
Expenses net of fee waivers, if any	.89%	.89%	.89%	.92%	.94%
Expenses net of all reductions	.89%	.89%	.89%	.90%	.94%
Net investment income (loss)	1.27%	1.10%	.97%	.58%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$379,128	$347,875	$389,001	$357,203	$325,967
Portfolio turnover rateH	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.278 per share.

 C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$15.78	$13.62	$11.55	$9.28
Income from Investment Operations
Net investment income (loss)A	.09	.08	.06	.01	.02
Net realized and unrealized gain (loss)	1.61	(.89)	2.10	2.12	2.25
Total from investment operations	1.70	(.81)	2.16	2.13	2.27
Distributions from net investment income	(.10)	(.10)	–	(.06)	–
Distributions from net realized gain	(.58)	(2.28)	–	–	–
Total distributions	(.67)B	(2.38)	–	(.06)	–
Net asset value, end of period	$13.62	$12.59	$15.78	$13.62	$11.55
Total ReturnC,D	14.09%	(5.96)%	15.86%	18.50%	24.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.44%	1.43%	1.43%	1.45%	1.46%
Expenses net of fee waivers, if any	1.44%	1.43%	1.43%	1.45%	1.46%
Expenses net of all reductions	1.44%	1.42%	1.43%	1.43%	1.45%
Net investment income (loss)	.72%	.56%	.43%	.05%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$2,552	$2,066	$2,140	$1,543	$1,007
Portfolio turnover rateG	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.575 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$15.36	$13.32	$11.28	$9.11
Income from Investment Operations
Net investment income (loss)A	.03	.01	–B	(.05)	(.02)
Net realized and unrealized gain (loss)	1.57	(.87)	2.04	2.09	2.19
Total from investment operations	1.60	(.86)	2.04	2.04	2.17
Distributions from net investment income	(.05)	(.01)	–	–	–
Distributions from net realized gain	(.58)	(2.28)	–	–	–
Total distributions	(.63)	(2.29)	–	–	–
Net asset value, end of period	$13.18	$12.21	$15.36	$13.32	$11.28
Total ReturnC,D	13.60%	(6.43)%	15.32%	18.09%	23.82%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.89%	1.89%	1.89%	1.90%	1.87%
Expenses net of fee waivers, if any	1.89%	1.89%	1.89%	1.90%	1.87%
Expenses net of all reductions	1.89%	1.89%	1.89%	1.88%	1.87%
Net investment income (loss)	.27%	.10%	(.03)%	(.39)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,023	$1,948	$1,879	$1,764	$1,380
Portfolio turnover rateG	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.34	$16.58	$14.28	$12.09	$9.71
Income from Investment Operations
Net investment income (loss)A	.19	.19	.18	.09	.09
Net realized and unrealized gain (loss)	1.71	(.96)	2.20	2.21	2.34
Total from investment operations	1.90	(.77)	2.38	2.30	2.43
Distributions from net investment income	(.19)	(.19)	(.08)	(.11)	(.04)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)
Total distributions	(.76)B	(2.47)	(.08)	(.11)	(.05)
Net asset value, end of period	$14.48	$13.34	$16.58	$14.28	$12.09
Total ReturnC	14.89%	(5.35)%	16.72%	19.24%	25.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.74%	.79%	.87%
Expenses net of fee waivers, if any	.75%	.75%	.74%	.79%	.87%
Expenses net of all reductions	.75%	.75%	.73%	.78%	.86%
Net investment income (loss)	1.41%	1.24%	1.13%	.71%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$4,348	$1,604	$1,726	$1,281	$385
Portfolio turnover rateF	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.575 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2016

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Class I, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$520,792,483
Gross unrealized depreciation	(152,387,872)
Net unrealized appreciation (depreciation) on securities	$368,404,611
Tax Cost	$2,472,988,373

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$30,171,549
Undistributed long-term capital gain	$38,864,422
Net unrealized appreciation (depreciation) on securities and other investments	$367,134,218

The tax character of distributions paid was as follows:

	September 30, 2016	September 30, 2015
Ordinary Income	$41,059,699	$ 39,968,923
Long-term Capital Gains	113,558,495	410,726,104
Total	$154,618,194	$ 450,695,027

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $793,556,009 and $964,171,786, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$901,596	2,292
Class T	.25%	.25%	11,122	85
Class B	.75%	.25%	495	372
Class C	.75%	.25%	19,564	2,857
			$932,777	$5,606

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9,503
Class T	798
Class B(a)	36
Class C(a)	212
$10,549

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, and Class I. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class O	$88,108	–(a)
Class A	190,368.05
Class T	7,896.35
Class B	136.27
Class C	5,968.30
Class I	3,269.16
	$295,745

 (a) Amount less than 0.005%.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20,717 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,514.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,576 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $470,695. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,281 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19,745.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2016	Year ended September 30, 2015
From net investment income
Class O	$36,424,619	$33,600,473
Class A	4,587,832	3,972,265
Class T	16,359	13,494
Class B	67	–
Class C	8,649	1,465
Class I	22,173	23,975
Total	$41,059,699	$37,611,672
From net realized gain
Class O	$97,870,657	$357,672,834
Class A	15,426,922	54,510,836
Class T	95,017	316,906
Class B	4,257	20,279
Class C	93,827	278,048
Class I	67,815	284,452
Total	$113,558,495	$413,083,355

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2016	Year ended September 30, 2015	Year ended September 30, 2016	Year ended September 30, 2015
Class O
Shares sold	3,796,028	3,465,693	$51,260,909	$51,730,981
Reinvestment of distributions	10,013,971	27,334,022	129,981,334	381,036,246
Shares redeemed	(16,381,859)	(17,887,979)	(220,778,970)	(267,340,065)
Net increase (decrease)	(2,571,860)	12,911,736	$(39,536,727)	$165,427,162
Class A
Shares sold	1,647,724	1,335,357	$21,492,880	$19,472,587
Reinvestment of distributions	1,569,099	4,291,544	19,770,642	58,150,425
Shares redeemed	(3,047,639)	(2,815,140)	(39,772,596)	(40,869,718)
Net increase (decrease)	169,184	2,811,761	$1,490,926	$36,753,294
Class T
Shares sold	45,779	38,308	$577,184	$544,786
Reinvestment of distributions	8,994	24,795	110,987	329,525
Shares redeemed	(31,514)	(34,604)	(391,370)	(480,691)
Net increase (decrease)	23,259	28,499	$296,801	$393,620
Class B
Shares sold	538	–	$6,000	$–
Reinvestment of distributions	358	1,560	4,324	20,279
Shares redeemed	(8,425)	(3,365)	(101,595)	(46,212)
Net increase (decrease)	(7,529)	(1,805)	$(91,271)	$(25,933)
Class C
Shares sold	34,075	37,660	$424,498	$510,667
Reinvestment of distributions	6,942	17,743	83,232	229,419
Shares redeemed	(47,084)	(18,198)	(568,384)	(249,829)
Net increase (decrease)	(6,067)	37,205	$(60,654)	$490,257
Class I
Shares sold	213,601	75,425	$2,992,482	$1,179,164
Reinvestment of distributions	6,543	20,995	85,389	293,929
Shares redeemed	(40,066)	(80,371)	(545,034)	(1,184,496)
Net increase (decrease)	180,078	16,049	$2,532,837	$288,597

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Capital Development Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Capital Development Fund (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Capital Development Fund as of September 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 15, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Class O	.59%
Actual		$1,000.00	$1,104.10	$3.10
Hypothetical-C		$1,000.00	$1,022.05	$2.98
Class A	.89%
Actual		$1,000.00	$1,102.60	$4.68
Hypothetical-C		$1,000.00	$1,020.55	$4.50
Class T	1.44%
Actual		$1,000.00	$1,099.30	$7.56
Hypothetical-C		$1,000.00	$1,017.80	$7.26
Class C	1.89%
Actual		$1,000.00	$1,096.50	$9.91
Hypothetical-C		$1,000.00	$1,015.55	$9.52
Class I	.74%
Actual		$1,000.00	$1,103.70	$3.89
Hypothetical-C		$1,000.00	$1,021.30	$3.74

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend with respect to the taxable year ended September 30, 2016, $52,936,181, or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class T, Class B, Class C, Class I and Class O designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A, Class T, Class B, Class C, Class I and Class O designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Capital Development Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Capital Development Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance. The Board noted that there was a portfolio management change for the fund in December 2013.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Capital Development Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class O ranked below the competitive median for 2015 and the total expense ratio of Class T ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ADESII-ANN-1116
1.814756.111

Fidelity Advisor® Capital Development Fund Class O Annual Report September 30, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Past 10 years
Class O	15.01%	13.83%	6.28%
$50/month 15-Year Plan	-45.02%	9.73%	4.89%

 The figures provided for a "$50/month 15-year Plan" illustrate the class' performance adjusted to reflect custodian fees and sales charges assessed by the Plans. The maximum creation and sales charges for the Plan is 50% of the first 12 investments in the Plan, and 5.70% on each subsequent investment thereafter, and a Custodian Fee of up to $1.50 per investment. Actual fees and charges will vary by Plan and investment amount. The illustration assumes an initial investment at the beginning of each period shown and does not reflect what investors would have earned had they made regular monthly investments over the period. Investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Capital Development Fund - Class O on September 30, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,395	Fidelity Advisor® Capital Development Fund - Class O
$20,114	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index rose 15.43% for the year ending September 2016, overcoming uncertainty about the global economy, U.S. Federal Reserve monetary policy and the U.K.’s June vote to leave the European Union (Brexit). Volatility peaked in early 2016, as continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009. Markets regained positive momentum amid U.S. job gains, a rally in energy and materials markets, global economic stimulus and perceived softening of U.S. monetary policy. The June 23 Brexit vote surprised markets, though, and was followed by a two-day near-tumult. Sentiment rebounded rapidly and stayed largely positive through September. For the year, value-oriented and small-cap stocks outperformed. Among S&P 500® sectors, dividend-rich telecom services (+27%) led amid strong demand for yield, especially earlier in the period, as well as increased competition and consolidation. Utilities (+17%) and consumer staples (+16%) also benefited. Added demand for perceived safe-haven investments such as precious metals-related securities boosted materials (+22%). Information technology (+23%) was helped by strong results from some of the largest and best-known tech names. The newly created real estate sector (+17%) finished far ahead of financials (+6%), which was held back by low interest rates that squeezed bank profits.

Comments from Portfolio Manager Matthew Fruhan:  For the year, the fund’s share classes (excluding sales charges, if applicable) gained between roughly 14% and 15%, trailing the 15.43% increase of the benchmark S&P 500® index. Versus the benchmark, the biggest detractor came from the financials sector, especially among banks, where stock picking added value but not enough to compensate for a sizable overweight in this lagging group. Elsewhere, security selection in information technology also hurt results. On the positive side, the fund was well positioned in energy, with good stock picking and a helpful overweighting adding to relative performance. In individual terms, online retailer and benchmark member Amazon.com performed well, and my decision not to own it hurt the fund in light of the stock’s roughly 64% gain. Due to this stock’s high valuation, I avoided it in favor of other names that struck me as better opportunities, including bank stocks Citigroup and Bank of America, both relative detractors this period and some of the largest holdings in the fund at period end. Although banks continued to face business headwinds in a low interest rate environment, I found several of them well positioned for the longer term. On the positive side, the fund’s largest contributors included master limited partnership Williams Partners and its majority-owned energy transportation company Williams Companies, the latter of which finished the period as one of our largest holdings. Both stocks benefited from a more favorable energy-pricing environment as the period progressed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.4	3.6
Apple, Inc.	3.2	3.0
Bank of America Corp.	3.0	2.7
Microsoft Corp.	2.9	2.9
General Electric Co.	2.6	3.3
Citigroup, Inc.	2.5	2.2
Qualcomm, Inc.	2.3	1.9
Procter & Gamble Co.	2.1	2.0
The Williams Companies, Inc.	1.9	0.8
Alphabet, Inc. Class A	1.9	1.9
	25.8

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.8	23.0
Financials	20.3	18.7
Health Care	14.8	12.2
Energy	13.1	11.6
Industrials	11.8	13.1

Asset Allocation (% of fund's net assets)

As of September 30, 2016*
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 9.2%

As of March 31, 2016 *
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 9.6%

Investments September 30, 2016

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.2%
Tyco International Ltd.	86,828	$4,040,107
Automobiles - 0.0%
General Motors Co.	35,100	1,115,127
Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp.	64,400	3,705,576
Yum! Brands, Inc.	109,424	9,936,793
		13,642,369
Household Durables - 0.6%
KB Home	728,900	11,749,868
Taylor Morrison Home Corp. (a)	315,400	5,551,040
		17,300,908
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	273,849	3
Polaris Industries, Inc. (c)	38,700	2,996,928
		2,996,931
Media - 4.6%
AMC Networks, Inc. Class A (a)	82,900	4,299,194
Comcast Corp. Class A	709,700	47,081,498
Scripps Networks Interactive, Inc. Class A	256,600	16,291,534
Sinclair Broadcast Group, Inc. Class A	203,500	5,877,080
The Walt Disney Co.	27,100	2,516,506
Time Warner, Inc.	500,310	39,829,679
Viacom, Inc. Class B (non-vtg.)	408,000	15,544,800
		131,440,291
Multiline Retail - 1.3%
Target Corp.	527,150	36,204,662
Specialty Retail - 0.9%
Lowe's Companies, Inc.	353,400	25,519,014

TOTAL CONSUMER DISCRETIONARY		232,259,409

CONSUMER STAPLES - 5.2%
Beverages - 1.6%
Diageo PLC	450,668	12,908,745
The Coca-Cola Co.	792,000	33,517,440
		46,426,185
Food & Staples Retailing - 1.1%
CVS Health Corp.	215,700	19,195,143
Walgreens Boots Alliance, Inc.	112,200	9,045,564
Whole Foods Market, Inc.	129,100	3,659,985
		31,900,692
Food Products - 0.3%
Amplify Snack Brands, Inc. (a)	85,700	1,388,340
Mead Johnson Nutrition Co. Class A	94,500	7,466,445
		8,854,785
Household Products - 2.1%
Procter & Gamble Co.	645,605	57,943,049
Tobacco - 0.1%
Reynolds American, Inc.	32,300	1,522,945

TOTAL CONSUMER STAPLES		146,647,656

ENERGY - 13.1%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	200,800	10,134,376
Ensco PLC Class A	138,100	1,173,850
National Oilwell Varco, Inc.	352,800	12,961,872
Oceaneering International, Inc.	286,600	7,884,366
Schlumberger Ltd.	72,000	5,662,080
		37,816,544
Oil, Gas & Consumable Fuels - 11.8%
Amyris, Inc. (a)(c)	1,679,209	973,941
Anadarko Petroleum Corp.	166,000	10,517,760
Apache Corp.	397,400	25,381,938
Cabot Oil & Gas Corp.	451,300	11,643,540
Cenovus Energy, Inc.	1,016,100	14,583,759
Chevron Corp.	467,727	48,138,463
ConocoPhillips Co.	827,500	35,971,425
Devon Energy Corp.	48,200	2,126,102
Golar LNG Ltd.	105,400	2,234,480
Imperial Oil Ltd.	601,900	18,828,443
Kinder Morgan, Inc.	1,192,300	27,577,899
Legacy Reserves LP	186,124	251,267
Noble Energy, Inc.	51,700	1,847,758
SM Energy Co.	228,000	8,796,240
Suncor Energy, Inc.	1,509,500	41,904,028
Teekay Offshore Partners LP	197,100	1,245,672
The Williams Companies, Inc.	1,758,892	54,050,751
Williams Partners LP	755,800	28,108,202
		334,181,668

TOTAL ENERGY		371,998,212

FINANCIALS - 20.3%
Banks - 13.8%
Bank of America Corp.	5,448,600	85,270,590
Citigroup, Inc.	1,510,604	71,345,827
Comerica, Inc.	352,800	16,694,496
Fifth Third Bancorp	119,600	2,447,016
JPMorgan Chase & Co.	1,451,710	96,669,371
PNC Financial Services Group, Inc.	121,216	10,920,349
Regions Financial Corp.	2,167,400	21,392,238
Standard Chartered PLC (United Kingdom)	881,958	7,182,411
SunTrust Banks, Inc.	769,800	33,717,240
U.S. Bancorp	717,542	30,775,376
Wells Fargo & Co.	309,650	13,711,302
		390,126,216
Capital Markets - 5.3%
Charles Schwab Corp.	560,455	17,693,564
Goldman Sachs Group, Inc.	22,400	3,612,448
KKR & Co. LP	705,082	10,054,469
Morgan Stanley	955,000	30,617,300
Northern Trust Corp.	376,595	25,604,694
State Street Corp.	670,990	46,721,034
The Blackstone Group LP	648,100	16,545,993
		150,849,502
Insurance - 0.6%
Marsh & McLennan Companies, Inc.	4,100	275,725
MetLife, Inc.	233,400	10,369,962
Principal Financial Group, Inc.	101,300	5,217,963
		15,863,650
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	1,361,200	10,889,600
Radian Group, Inc.	497,500	6,741,125
		17,630,725

TOTAL FINANCIALS		574,470,093

HEALTH CARE - 14.8%
Biotechnology - 4.1%
AbbVie, Inc.	44,000	2,775,080
Alexion Pharmaceuticals, Inc. (a)	80,500	9,864,470
Alnylam Pharmaceuticals, Inc. (a)	34,500	2,338,410
Amgen, Inc.	139,115	23,205,773
Biogen, Inc. (a)	69,700	21,818,191
BioMarin Pharmaceutical, Inc. (a)	69,400	6,420,888
Celldex Therapeutics, Inc. (a)	11,700	47,268
Genocea Biosciences, Inc. (a)(c)	41,600	212,992
Gilead Sciences, Inc.	110,500	8,742,760
Insmed, Inc. (a)	147,800	2,146,056
Intercept Pharmaceuticals, Inc. (a)(c)	144,714	23,818,477
Regeneron Pharmaceuticals, Inc. (a)	4,700	1,889,494
Spark Therapeutics, Inc. (a)	48,300	2,900,898
Vertex Pharmaceuticals, Inc. (a)	98,600	8,598,906
Windtree Therapeutics, Inc. (a)	85,885	220,724
		115,000,387
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	286,500	12,116,085
Alere, Inc. (a)	333,500	14,420,540
Boston Scientific Corp. (a)	1,656,251	39,418,774
Medtronic PLC	229,600	19,837,440
NxStage Medical, Inc. (a)	242,400	6,057,576
Zeltiq Aesthetics, Inc. (a)	7,400	290,228
Zimmer Biomet Holdings, Inc.	88,300	11,480,766
		103,621,409
Health Care Providers & Services - 1.5%
Anthem, Inc.	4,400	551,364
Cigna Corp.	71,600	9,330,912
Express Scripts Holding Co. (a)	152,500	10,755,825
McKesson Corp.	137,880	22,991,490
		43,629,591
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	80,700	335,712
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	262,900	12,379,961
Pharmaceuticals - 5.2%
Allergan PLC (a)	22,900	5,274,099
AstraZeneca PLC sponsored ADR	149,300	4,905,998
Bayer AG	2,800	281,205
Bristol-Myers Squibb Co.	204,900	11,048,208
GlaxoSmithKline PLC sponsored ADR	1,023,400	44,139,242
Jazz Pharmaceuticals PLC (a)	111,100	13,496,428
Johnson & Johnson	250,860	29,634,092
Novartis AG sponsored ADR	3,500	276,360
Sanofi SA	30,707	2,338,367
Teva Pharmaceutical Industries Ltd. sponsored ADR	646,250	29,733,963
TherapeuticsMD, Inc. (a)	770,500	5,247,105
		146,375,067

TOTAL HEALTH CARE		421,342,127

INDUSTRIALS - 11.8%
Aerospace & Defense - 1.5%
General Dynamics Corp.	10,000	1,551,600
KEYW Holding Corp. (a)(c)	120,317	1,328,300
The Boeing Co.	149,000	19,629,260
United Technologies Corp.	189,600	19,263,360
		41,772,520
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	15,869	1,118,130
FedEx Corp.	87,200	15,232,096
United Parcel Service, Inc. Class B	262,800	28,739,808
		45,090,034
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	50,100	4,015,014
Electrical Equipment - 1.3%
AMETEK, Inc.	272,400	13,015,272
Eaton Corp. PLC	60,500	3,975,455
Emerson Electric Co. (c)	242,800	13,235,028
Hubbell, Inc. Class B	56,918	6,132,345
		36,358,100
Industrial Conglomerates - 2.6%
General Electric Co.	2,485,500	73,620,510
Machinery - 1.4%
Colfax Corp. (a)	67,600	2,124,668
Deere & Co. (c)	120,900	10,318,815
Flowserve Corp.	93,100	4,491,144
Ingersoll-Rand PLC	95,200	6,467,888
Melrose Industries PLC	1,344,159	3,040,194
Rexnord Corp. (a)	382,800	8,195,748
Wabtec Corp.	42,600	3,478,290
Xylem, Inc.	31,500	1,652,175
		39,768,922
Professional Services - 0.4%
IHS Markit Ltd. (a)	61,674	2,315,859
Verisk Analytics, Inc. (a)	94,400	7,672,832
		9,988,691
Road & Rail - 2.8%
Celadon Group, Inc.	30,300	264,822
CSX Corp.	839,600	25,607,800
Genesee & Wyoming, Inc. Class A (a)	214,400	14,782,880
J.B. Hunt Transport Services, Inc.	152,100	12,341,394
Kansas City Southern	100,200	9,350,664
Norfolk Southern Corp.	82,600	8,017,156
Old Dominion Freight Lines, Inc. (a)	90,000	6,174,900
Union Pacific Corp.	43,600	4,252,308
		80,791,924
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	47,200	3,704,728

TOTAL INDUSTRIALS		335,110,443

INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,564,200	49,616,424
Electronic Equipment & Components - 0.2%
Dell Technologies, Inc. (a)	126,919	6,066,728
Internet Software & Services - 4.3%
Alphabet, Inc.:
Class A	66,600	53,550,396
Class C (a)	57,883	44,991,877
Facebook, Inc. Class A (a)	185,400	23,781,258
		122,323,531
IT Services - 4.4%
Cognizant Technology Solutions Corp. Class A (a)	92,700	4,422,717
First Data Corp. Class A (a)	1,026,605	13,510,122
IBM Corp.	66,000	10,484,100
MasterCard, Inc. Class A	321,400	32,708,878
Paychex, Inc.	153,800	8,900,406
PayPal Holdings, Inc. (a)	153,800	6,301,186
Unisys Corp. (a)	648,799	6,319,302
Visa, Inc. Class A	520,200	43,020,540
		125,667,251
Semiconductors & Semiconductor Equipment - 2.4%
Maxim Integrated Products, Inc.	83,700	3,342,141
Qualcomm, Inc.	949,300	65,027,050
		68,369,191
Software - 4.0%
Adobe Systems, Inc. (a)	93,700	10,170,198
Autodesk, Inc. (a)	189,400	13,699,302
Microsoft Corp.	1,406,000	80,985,600
Mobileye NV (a)	87,100	3,707,847
Oracle Corp.	107,350	4,216,708
		112,779,655
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	794,400	89,806,920
Western Digital Corp.	259,700	15,184,659
		104,991,579

TOTAL INFORMATION TECHNOLOGY		589,814,359

MATERIALS - 3.2%
Chemicals - 2.5%
CF Industries Holdings, Inc.	246,200	5,994,970
E.I. du Pont de Nemours & Co.	109,247	7,316,272
Intrepid Potash, Inc. (a)	620,040	700,645
LyondellBasell Industries NV Class A	78,900	6,364,074
Monsanto Co.	308,200	31,498,040
Potash Corp. of Saskatchewan, Inc.	742,800	12,087,945
W.R. Grace & Co.	93,800	6,922,440
		70,884,386
Containers & Packaging - 0.5%
WestRock Co.	306,834	14,875,312
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	417,800	4,537,308

TOTAL MATERIALS		90,297,006

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	224,706	11,680,218
UTILITIES - 0.9%
Electric Utilities - 0.6%
Exelon Corp.	557,900	18,572,491
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	584,000	7,235,760

TOTAL UTILITIES		25,808,251

TOTAL COMMON STOCKS
(Cost $2,419,576,672)		2,799,427,774
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (d)(e)
(Cost $1,375,000)	1,375,000	696,953
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.43% (f)	28,271,407	28,279,889
Fidelity Securities Lending Cash Central Fund 0.46% (f)(g)	12,985,771	12,988,368
TOTAL MONEY MARKET FUNDS
(Cost $41,260,373)		41,268,257
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $2,462,212,045)		2,841,392,984
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,777,824)
NET ASSETS - 100%		$2,835,615,160

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $696,953 or 0.0% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	2/14/14	$474,963

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,440
Fidelity Securities Lending Cash Central Fund	470,695
Total	$525,135

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$232,259,409	$232,259,406	$--	$3
Consumer Staples	146,647,656	133,738,911	12,908,745	--
Energy	371,998,212	371,998,212	--	--
Financials	574,470,093	574,470,093	--	--
Health Care	421,342,127	418,722,555	2,619,572	--
Industrials	335,110,443	335,110,443	--	--
Information Technology	589,814,359	589,814,359	--	--
Materials	90,297,006	90,297,006	--	--
Telecommunication Services	11,680,218	11,680,218	--	--
Utilities	25,808,251	25,808,251	--	--
Corporate Bonds	696,953	--	696,953	--
Money Market Funds	41,268,257	41,268,257	--	--
Total Investments in Securities:	$2,841,392,984	$2,825,167,711	$16,225,270	$3

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value (including securities loaned of $12,467,133) — See accompanying schedule: Unaffiliated issuers (cost $2,420,951,672)	$2,800,124,728
Fidelity Central Funds (cost $41,260,373)	41,268,256
Total Investments (cost $2,462,212,045)		$2,841,392,984
Cash		85,601
Foreign currency held at value (cost $32,205)		32,457
Receivable for investments sold		10,522,451
Receivable for fund shares sold		225,933
Dividends receivable		3,597,816
Interest receivable		60,316
Distributions receivable from Fidelity Central Funds		40,275
Prepaid expenses		8,149
Other receivables		467,488
Total assets		2,856,433,470
Liabilities
Payable for investments purchased	$5,087,957
Payable for fund shares redeemed	1,121,879
Accrued management fee	1,284,435
Distribution and service plan fees payable	81,192
Other affiliated payables	108,480
Other payables and accrued expenses	147,792
Collateral on securities loaned, at value	12,986,575
Total liabilities		20,818,310
Net Assets		$2,835,615,160
Net Assets consist of:
Paid in capital		$2,399,524,907
Undistributed net investment income		29,000,858
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		28,101,663
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		378,987,732
Net Assets		$2,835,615,160
Class O:
Net Asset Value, offering price and redemption price per share ($2,447,564,651 ÷ 169,713,007 shares)		$14.42
Class A:
Net Asset Value and redemption price per share ($379,128,143 ÷ 27,138,560 shares)		$13.97
Maximum offering price per share (100/94.25 of $13.97)		$14.82
Class T:
Net Asset Value and redemption price per share ($2,552,051 ÷ 187,375 shares)		$13.62
Maximum offering price per share (100/96.50 of $13.62)		$14.11
Class C:
Net Asset Value and offering price per share ($2,022,590 ÷ 153,452 shares)(a)		$13.18
Class I:
Net Asset Value, offering price and redemption price per share ($4,347,725 ÷ 300,267 shares)		$14.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$58,041,735
Interest		123,486
Income from Fidelity Central Funds		525,135
Total income		58,690,356
Expenses
Management fee	$14,873,544
Transfer agent fees	295,745
Distribution and service plan fees	932,777
Accounting and security lending fees	808,834
Custodian fees and expenses	80,046
Independent trustees' fees and expenses	11,910
Appreciation in deferred trustee compensation account	164
Registration fees	72,923
Audit	74,123
Legal	17,013
Miscellaneous	21,986
Total expenses before reductions	17,189,065
Expense reductions	(32,026)	17,157,039
Net investment income (loss)		41,533,317
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,680,419
Fidelity Central Funds	4,961
Foreign currency transactions	29,146
Total net realized gain (loss)		46,714,526
Change in net unrealized appreciation (depreciation) on: Investment securities	292,996,460
Assets and liabilities in foreign currencies	4,744
Total change in net unrealized appreciation (depreciation)		293,001,204
Net gain (loss)		339,715,730
Net increase (decrease) in net assets resulting from operations		$381,249,047

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,533,317	$40,656,071
Net realized gain (loss)	46,714,526	107,104,052
Change in net unrealized appreciation (depreciation)	293,001,204	(285,143,207)
Net increase (decrease) in net assets resulting from operations	381,249,047	(137,383,084)
Distributions to shareholders from net investment income	(41,059,699)	(37,611,672)
Distributions to shareholders from net realized gain	(113,558,495)	(413,083,355)
Total distributions	(154,618,194)	(450,695,027)
Share transactions - net increase (decrease)	(35,368,088)	203,326,997
Total increase (decrease) in net assets	191,262,765	(384,751,114)
Net Assets
Beginning of period	2,644,352,395	3,029,103,509
End of period	$2,835,615,160	$2,644,352,395
Other Information
Undistributed net investment income end of period	$29,000,858	$29,821,115

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class O

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.30	$16.53	$14.24	$12.04	$9.67
Income from Investment Operations
Net investment income (loss)A	.21	.21	.20	.11	.12
Net realized and unrealized gain (loss)	1.70	(.95)	2.19	2.22	2.32
Total from investment operations	1.91	(.74)	2.39	2.33	2.44
Distributions from net investment income	(.21)	(.21)	(.10)	(.13)	(.06)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)
Total distributions	(.79)	(2.49)	(.10)	(.13)	(.07)
Net asset value, end of period	$14.42	$13.30	$16.53	$14.24	$12.04
Total ReturnB,C	15.01%	(5.16)%	16.83%	19.62%	25.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%	.59%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.59%	.59%	.60%	.60%	.61%
Expenses net of all reductions	.59%	.59%	.59%	.59%	.60%
Net investment income (loss)	1.57%	1.40%	1.27%	.90%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$2,447,565	$2,290,767	$2,634,214	$2,497,596	$2,382,741
Portfolio turnover rateF	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.90	$16.10	$13.87	$11.74	$9.42
Income from Investment Operations
Net investment income (loss)A	.17	.16	.15	.07	.08
Net realized and unrealized gain (loss)	1.65	(.92)	2.13	2.15	2.28
Total from investment operations	1.82	(.76)	2.28	2.22	2.36
Distributions from net investment income	(.17)	(.17)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)
Total distributions	(.75)	(2.44)B	(.05)	(.09)	(.04)
Net asset value, end of period	$13.97	$12.90	$16.10	$13.87	$11.74
Total ReturnC,D,E	14.71%	(5.42)%	16.50%	19.12%	25.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.89%	.89%	.89%	.92%	.94%
Expenses net of fee waivers, if any	.89%	.89%	.89%	.92%	.94%
Expenses net of all reductions	.89%	.89%	.89%	.90%	.94%
Net investment income (loss)	1.27%	1.10%	.97%	.58%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$379,128	$347,875	$389,001	$357,203	$325,967
Portfolio turnover rateH	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.278 per share.

 C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$15.78	$13.62	$11.55	$9.28
Income from Investment Operations
Net investment income (loss)A	.09	.08	.06	.01	.02
Net realized and unrealized gain (loss)	1.61	(.89)	2.10	2.12	2.25
Total from investment operations	1.70	(.81)	2.16	2.13	2.27
Distributions from net investment income	(.10)	(.10)	–	(.06)	–
Distributions from net realized gain	(.58)	(2.28)	–	–	–
Total distributions	(.67)B	(2.38)	–	(.06)	–
Net asset value, end of period	$13.62	$12.59	$15.78	$13.62	$11.55
Total ReturnC,D	14.09%	(5.96)%	15.86%	18.50%	24.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.44%	1.43%	1.43%	1.45%	1.46%
Expenses net of fee waivers, if any	1.44%	1.43%	1.43%	1.45%	1.46%
Expenses net of all reductions	1.44%	1.42%	1.43%	1.43%	1.45%
Net investment income (loss)	.72%	.56%	.43%	.05%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$2,552	$2,066	$2,140	$1,543	$1,007
Portfolio turnover rateG	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.575 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$15.36	$13.32	$11.28	$9.11
Income from Investment Operations
Net investment income (loss)A	.03	.01	–B	(.05)	(.02)
Net realized and unrealized gain (loss)	1.57	(.87)	2.04	2.09	2.19
Total from investment operations	1.60	(.86)	2.04	2.04	2.17
Distributions from net investment income	(.05)	(.01)	–	–	–
Distributions from net realized gain	(.58)	(2.28)	–	–	–
Total distributions	(.63)	(2.29)	–	–	–
Net asset value, end of period	$13.18	$12.21	$15.36	$13.32	$11.28
Total ReturnC,D	13.60%	(6.43)%	15.32%	18.09%	23.82%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.89%	1.89%	1.89%	1.90%	1.87%
Expenses net of fee waivers, if any	1.89%	1.89%	1.89%	1.90%	1.87%
Expenses net of all reductions	1.89%	1.89%	1.89%	1.88%	1.87%
Net investment income (loss)	.27%	.10%	(.03)%	(.39)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,023	$1,948	$1,879	$1,764	$1,380
Portfolio turnover rateG	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.34	$16.58	$14.28	$12.09	$9.71
Income from Investment Operations
Net investment income (loss)A	.19	.19	.18	.09	.09
Net realized and unrealized gain (loss)	1.71	(.96)	2.20	2.21	2.34
Total from investment operations	1.90	(.77)	2.38	2.30	2.43
Distributions from net investment income	(.19)	(.19)	(.08)	(.11)	(.04)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)
Total distributions	(.76)B	(2.47)	(.08)	(.11)	(.05)
Net asset value, end of period	$14.48	$13.34	$16.58	$14.28	$12.09
Total ReturnC	14.89%	(5.35)%	16.72%	19.24%	25.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.74%	.79%	.87%
Expenses net of fee waivers, if any	.75%	.75%	.74%	.79%	.87%
Expenses net of all reductions	.75%	.75%	.73%	.78%	.86%
Net investment income (loss)	1.41%	1.24%	1.13%	.71%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$4,348	$1,604	$1,726	$1,281	$385
Portfolio turnover rateF	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.575 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2016

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Class I, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$520,792,483
Gross unrealized depreciation	(152,387,872)
Net unrealized appreciation (depreciation) on securities	$368,404,611
Tax Cost	$2,472,988,373

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$30,171,549
Undistributed long-term capital gain	$38,864,422
Net unrealized appreciation (depreciation) on securities and other investments	$367,134,218

The tax character of distributions paid was as follows:

	September 30, 2016	September 30, 2015
Ordinary Income	$41,059,699	$ 39,968,923
Long-term Capital Gains	113,558,495	410,726,104
Total	$154,618,194	$ 450,695,027

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $793,556,009 and $964,171,786, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$901,596	2,292
Class T	.25%	.25%	11,122	85
Class B	.75%	.25%	495	372
Class C	.75%	.25%	19,564	2,857
			$932,777	$5,606

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9,503
Class T	798
Class B(a)	36
Class C(a)	212
$10,549

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, and Class I. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class O	$88,108	–(a)
Class A	190,368.05
Class T	7,896.35
Class B	136.27
Class C	5,968.30
Class I	3,269.16
	$295,745

 (a) Amount less than 0.005%.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20,717 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,514.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,576 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $470,695. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,281 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19,745.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2016	Year ended September 30, 2015
From net investment income
Class O	$36,424,619	$33,600,473
Class A	4,587,832	3,972,265
Class T	16,359	13,494
Class B	67	–
Class C	8,649	1,465
Class I	22,173	23,975
Total	$41,059,699	$37,611,672
From net realized gain
Class O	$97,870,657	$357,672,834
Class A	15,426,922	54,510,836
Class T	95,017	316,906
Class B	4,257	20,279
Class C	93,827	278,048
Class I	67,815	284,452
Total	$113,558,495	$413,083,355

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2016	Year ended September 30, 2015	Year ended September 30, 2016	Year ended September 30, 2015
Class O
Shares sold	3,796,028	3,465,693	$51,260,909	$51,730,981
Reinvestment of distributions	10,013,971	27,334,022	129,981,334	381,036,246
Shares redeemed	(16,381,859)	(17,887,979)	(220,778,970)	(267,340,065)
Net increase (decrease)	(2,571,860)	12,911,736	$(39,536,727)	$165,427,162
Class A
Shares sold	1,647,724	1,335,357	$21,492,880	$19,472,587
Reinvestment of distributions	1,569,099	4,291,544	19,770,642	58,150,425
Shares redeemed	(3,047,639)	(2,815,140)	(39,772,596)	(40,869,718)
Net increase (decrease)	169,184	2,811,761	$1,490,926	$36,753,294
Class T
Shares sold	45,779	38,308	$577,184	$544,786
Reinvestment of distributions	8,994	24,795	110,987	329,525
Shares redeemed	(31,514)	(34,604)	(391,370)	(480,691)
Net increase (decrease)	23,259	28,499	$296,801	$393,620
Class B
Shares sold	538	–	$6,000	$–
Reinvestment of distributions	358	1,560	4,324	20,279
Shares redeemed	(8,425)	(3,365)	(101,595)	(46,212)
Net increase (decrease)	(7,529)	(1,805)	$(91,271)	$(25,933)
Class C
Shares sold	34,075	37,660	$424,498	$510,667
Reinvestment of distributions	6,942	17,743	83,232	229,419
Shares redeemed	(47,084)	(18,198)	(568,384)	(249,829)
Net increase (decrease)	(6,067)	37,205	$(60,654)	$490,257
Class I
Shares sold	213,601	75,425	$2,992,482	$1,179,164
Reinvestment of distributions	6,543	20,995	85,389	293,929
Shares redeemed	(40,066)	(80,371)	(545,034)	(1,184,496)
Net increase (decrease)	180,078	16,049	$2,532,837	$288,597

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Capital Development Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Capital Development Fund (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Capital Development Fund as of September 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 15, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Class O	.59%
Actual		$1,000.00	$1,104.10	$3.10
Hypothetical-C		$1,000.00	$1,022.05	$2.98
Class A	.89%
Actual		$1,000.00	$1,102.60	$4.68
Hypothetical-C		$1,000.00	$1,020.55	$4.50
Class T	1.44%
Actual		$1,000.00	$1,099.30	$7.56
Hypothetical-C		$1,000.00	$1,017.80	$7.26
Class C	1.89%
Actual		$1,000.00	$1,096.50	$9.91
Hypothetical-C		$1,000.00	$1,015.55	$9.52
Class I	.74%
Actual		$1,000.00	$1,103.70	$3.89
Hypothetical-C		$1,000.00	$1,021.30	$3.74

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend with respect to the taxable year ended September 30, 2016, $52,936,181, or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class T, Class B, Class C, Class I and Class O designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A, Class T, Class B, Class C, Class I and Class O designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Capital Development Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Capital Development Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance. The Board noted that there was a portfolio management change for the fund in December 2013.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Capital Development Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class O ranked below the competitive median for 2015 and the total expense ratio of Class T ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

DESIIO-ANN-1116
1.791864.113

Fidelity Advisor® Diversified Stock Fund Class A Annual Report September 30, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Past 10 years
Class A	14.64%	15.62%	6.84%
$50/month 15-Year Plan	-42.68%	13.21%	6.29%

 The figures provided for a "$50/month 15-year Plan" illustrate the class' performance adjusted to reflect sales charges assessed by the Plans. The maximum creation and sales charges for the Plan is 50% of the first 12 investments in the Plan. Actual fees and charges will vary by Plan and investment amount. The illustration assumes an initial investment at the beginning of each period shown and does not reflect what investors would have earned had they made regular monthly investments over the period. Investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Diversified Stock Fund - Class A on September 30, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,373	Fidelity Advisor® Diversified Stock Fund - Class A
$20,114	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index rose 15.43% for the year ending September 2016, overcoming uncertainty about the global economy, U.S. Federal Reserve monetary policy and the U.K.’s June vote to leave the European Union (Brexit). Volatility peaked in early 2016, as continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009. Markets regained positive momentum amid U.S. job gains, a rally in energy and materials markets, global economic stimulus and perceived softening of U.S. monetary policy. The June 23 Brexit vote surprised markets, though, and was followed by a two-day near-tumult. Sentiment rebounded rapidly and stayed largely positive through September. For the year, value-oriented and small-cap stocks outperformed. Among S&P 500 sectors, dividend-rich telecom services (+27%) led amid strong demand for yield, especially earlier in the period, as well as increased competition and consolidation. Utilities (+17%) and consumer staples (+16%) also benefited. Added demand for perceived safe-haven investments such as precious metals-related securities boosted materials (+22%). Information technology (+23%) was helped by strong results from some of the largest and best-known tech names. The newly created real estate sector (+17%) finished far ahead of financials (+6%), which was held back by low interest rates that squeezed bank profits.

Comments from Portfolio Manager James Morrow:  For the year, the fund’s share classes (excluding sales charges, if applicable) turned in strong absolute performance but nonetheless trailed the S&P 500®. Compared with the benchmark, adverse positioning in the financials, information technology and consumer discretionary sectors weighed on fund results. In contrast, security selection in energy and, to a lesser extent, industrials contributed. Individually, our biggest relative detractor was online retail giant Amazon.com, which we held early in the period but sold in December 2015. Amazon’s shares rose about 64% for the full year. In financials, non-benchmark stakes in poor-performing alternative asset managers Blackstone Group and KKR and mortgage insurer Radian Group hampered results. Elsewhere, a significant underweight in outperforming software giant Microsoft hurt. On the positive side, three interrelated energy transportation companies – Williams Partners (WP), Energy Transfer Equity (ETE) and Williams Companies (WC), the latter of which is the parent of WP and the only one of the three in the benchmark – added value. Early on, the prices of all three stocks were depressed due to uncertainty about whether ETE’s pending acquisition of WC would go forward. The termination of the deal late in the period provided a boost to all three, led by ETE’s 120% full-period gain. We ultimately sold the fund’s ETE stake in July, while WC was among the fund’s largest holdings as of September 30.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.1	2.8
Alphabet, Inc. Class C	2.9	2.9
The Williams Companies, Inc.	2.9	1.3
Cisco Systems, Inc.	2.8	2.6
Bank of America Corp.	2.4	1.6
Procter & Gamble Co.	2.3	2.2
JPMorgan Chase & Co.	2.1	2.2
Qualcomm, Inc.	2.1	1.7
Facebook, Inc. Class A	1.9	1.5
Morgan Stanley	1.9	1.3
	24.4

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	19.8
Information Technology	18.8	19.2
Health Care	13.6	12.3
Energy	10.5	9.5
Consumer Discretionary	9.8	8.5

Asset Allocation (% of fund's net assets)

As of September 30, 2016*
Stocks	96.8%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 12.6%

As of March 31, 2016*
Stocks	95.5%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 11.0%

Investments September 30, 2016

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.4%
Delphi Automotive PLC	100,000	$7,132,000
Automobiles - 1.3%
Fiat Chrysler Automobiles NV	1,000,000	6,346,927
General Motors Co.	550,000	17,473,500
		23,820,427
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs, Inc.	7,500	1,097,625
Dunkin' Brands Group, Inc.	100,000	5,208,000
Whitbread PLC	75,000	3,806,793
		10,112,418
Household Durables - 1.0%
KB Home	650,000	10,478,000
Taylor Morrison Home Corp. (a)	400,000	7,040,000
Tupperware Brands Corp.	25,000	1,634,250
		19,152,250
Leisure Products - 1.1%
Brunswick Corp.	125,000	6,097,500
New Academy Holding Co. LLC unit (a)(b)(c)	60,000	7,605,000
NJOY, Inc. (a)(c)	787,486	8
Polaris Industries, Inc. (d)	75,000	5,808,000
		19,510,508
Media - 2.4%
Comcast Corp. Class A	300,000	19,902,000
The Walt Disney Co.	150,000	13,929,000
Time Warner, Inc.	137,500	10,946,375
		44,777,375
Multiline Retail - 1.7%
Dollar General Corp.	25,000	1,749,750
Kohl's Corp.	137,500	6,015,625
Macy's, Inc.	175,000	6,483,750
Target Corp.	250,000	17,170,000
		31,419,125
Specialty Retail - 0.7%
Bed Bath & Beyond, Inc.	87,500	3,772,125
GNC Holdings, Inc.	85,700	1,749,994
L Brands, Inc.	25,000	1,769,250
Stage Stores, Inc.	324,114	1,818,280
TJX Companies, Inc.	57,500	4,299,850
		13,409,499
Textiles, Apparel & Luxury Goods - 0.4%
Tory Burch LLC unit (c)(e)	70,274	4,059,026
VF Corp.	50,000	2,802,500
		6,861,526

TOTAL CONSUMER DISCRETIONARY		176,195,128

CONSUMER STAPLES - 5.9%
Beverages - 0.4%
Diageo PLC sponsored ADR	60,000	6,962,400
Food & Staples Retailing - 2.6%
CVS Health Corp.	277,500	24,694,725
Walgreens Boots Alliance, Inc.	200,000	16,124,000
Whole Foods Market, Inc.	225,000	6,378,750
		47,197,475
Food Products - 0.6%
Amplify Snack Brands, Inc. (a)(d)	337,500	5,467,500
B&G Foods, Inc. Class A	100,000	4,918,000
		10,385,500
Household Products - 2.3%
Procter & Gamble Co.	475,000	42,631,250

TOTAL CONSUMER STAPLES		107,176,625

ENERGY - 10.4%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	142,300	7,181,881
Oceaneering International, Inc.	112,500	3,094,875
Schlumberger Ltd.	50,000	3,932,000
		14,208,756
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	250,000	15,840,000
Cabot Oil & Gas Corp.	100,000	2,580,000
Chevron Corp.	137,500	14,151,500
ConocoPhillips Co.	525,000	22,821,750
EQT Corp.	25,000	1,815,500
Imperial Oil Ltd.	300,000	9,384,504
Kinder Morgan, Inc.	450,000	10,408,500
Southwestern Energy Co. (a)	287,500	3,979,000
Suncor Energy, Inc.	800,000	22,208,163
The Williams Companies, Inc.	1,700,000	52,241,000
Trilogy Energy Corp. (a)	800,000	4,396,509
Valero Energy Corp.	50,000	2,650,000
Williams Partners LP	375,000	13,946,250
		176,422,676

TOTAL ENERGY		190,631,432

FINANCIALS - 21.6%
Banks - 8.2%
Bank of America Corp.	2,800,000	43,820,000
Citigroup, Inc.	100,000	4,723,000
Comerica, Inc.	75,000	3,549,000
JPMorgan Chase & Co.	575,000	38,289,250
KeyCorp	475,000	5,780,750
Regions Financial Corp.	675,000	6,662,250
Standard Chartered PLC (United Kingdom)	450,014	3,664,784
SunTrust Banks, Inc.	275,000	12,045,000
U.S. Bancorp	300,000	12,867,000
Wells Fargo & Co.	400,000	17,712,000
		149,113,034
Capital Markets - 6.9%
Ares Capital Corp.	175,000	2,712,500
KKR & Co. LP	1,244,400	17,745,144
McGraw Hill Financial, Inc.	70,000	8,859,200
Morgan Stanley	1,100,000	35,266,000
MSCI, Inc. Class A	87,500	7,344,750
Northern Trust Corp.	25,000	1,699,750
State Street Corp.	400,000	27,852,000
The Blackstone Group LP	950,000	24,253,500
		125,732,844
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	150,000	21,670,500
KKR Renaissance Co-Invest LP unit (a)(c)	50,000	6,786,000
WME Entertainment Parent, LLC Class A unit (c)(e)	2,434,260	4,999,999
		33,456,499
Insurance - 2.9%
American International Group, Inc.	300,000	17,802,000
Chubb Ltd.	200,000	25,130,000
MetLife, Inc.	225,000	9,996,750
		52,928,750
Thrifts & Mortgage Finance - 1.8%
MGIC Investment Corp. (a)	650,000	5,200,000
NMI Holdings, Inc. (a)	575,000	4,381,500
Radian Group, Inc.	1,703,800	23,086,490
		32,667,990

TOTAL FINANCIALS		393,899,117

HEALTH CARE - 13.6%
Biotechnology - 4.5%
AbbVie, Inc.	150,000	9,460,500
Alnylam Pharmaceuticals, Inc. (a)	20,900	1,416,602
Amgen, Inc.	100,000	16,681,000
Biogen, Inc. (a)	30,000	9,390,900
BioMarin Pharmaceutical, Inc. (a)	40,000	3,700,800
Celgene Corp. (a)	125,000	13,066,250
Gilead Sciences, Inc.	250,000	19,780,000
Intercept Pharmaceuticals, Inc. (a)	17,000	2,798,030
Spark Therapeutics, Inc. (a)	52,200	3,135,132
Trevena, Inc. (a)	325,000	2,193,750
Vertex Pharmaceuticals, Inc. (a)	12,500	1,090,125
		82,713,089
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	375,000	8,925,000
Medtronic PLC	285,000	24,624,000
		33,549,000
Health Care Providers & Services - 2.2%
Air Methods Corp. (a)	50,000	1,574,500
Anthem, Inc.	50,000	6,265,500
Cigna Corp.	37,500	4,887,000
Express Scripts Holding Co. (a)	125,000	8,816,250
McKesson Corp.	50,000	8,337,500
UnitedHealth Group, Inc.	75,000	10,500,000
		40,380,750
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	25,000	1,934,250
Pharmaceuticals - 5.0%
Astellas Pharma, Inc.	275,000	4,295,241
Bristol-Myers Squibb Co.	100,000	5,392,000
GlaxoSmithKline PLC sponsored ADR	387,500	16,712,875
Jazz Pharmaceuticals PLC (a)	75,000	9,111,000
Johnson & Johnson	262,500	31,009,125
Merck & Co., Inc.	187,500	11,701,875
Teva Pharmaceutical Industries Ltd. sponsored ADR	175,000	8,051,750
TherapeuticsMD, Inc. (a)	450,000	3,064,500
Valeant Pharmaceuticals International, Inc. (Canada) (a)	50,000	1,227,500
		90,565,866

TOTAL HEALTH CARE		249,142,955

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.2%
General Dynamics Corp.	60,000	9,309,600
The Boeing Co.	75,000	9,880,500
United Technologies Corp.	200,000	20,320,000
		39,510,100
Air Freight & Logistics - 1.9%
FedEx Corp.	50,000	8,734,000
PostNL NV (a)	2,330,000	10,576,936
United Parcel Service, Inc. Class B	150,000	16,404,000
		35,714,936
Airlines - 0.3%
Copa Holdings SA Class A	62,500	5,495,625
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	125,000	6,465,000
Electrical Equipment - 0.8%
AMETEK, Inc.	95,000	4,539,100
Eaton Corp. PLC	150,000	9,856,500
		14,395,600
Industrial Conglomerates - 1.6%
General Electric Co.	975,000	28,879,500
Machinery - 1.1%
Allison Transmission Holdings, Inc.	150,000	4,302,000
Cummins, Inc.	45,000	5,766,750
Melrose Industries PLC	1,250,000	2,827,227
Rational AG	15,000	7,515,211
		20,411,188
Professional Services - 0.0%
Acacia Research Corp. (a)	82,500	537,900
Road & Rail - 1.4%
Celadon Group, Inc.	500,000	4,370,000
CSX Corp.	150,000	4,575,000
Genesee & Wyoming, Inc. Class A (a)	75,000	5,171,250
J.B. Hunt Transport Services, Inc.	115,000	9,331,100
Swift Transporation Co. (a)	125,000	2,683,750
		26,131,100

TOTAL INDUSTRIALS		177,540,949

INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.8%
Cisco Systems, Inc.	1,600,000	50,752,000
Electronic Equipment & Components - 0.6%
Dell Technologies, Inc. (a)	52,943	2,530,675
TE Connectivity Ltd.	125,000	8,047,500
		10,578,175
Internet Software & Services - 4.9%
Alphabet, Inc. Class C (a)	68,000	52,855,720
Facebook, Inc. Class A (a)	275,000	35,274,250
Twitter, Inc. (a)	87,500	2,016,875
		90,146,845
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	75,000	3,578,250
First Data Corp. Class A (a)	1,200,000	15,792,000
IBM Corp.	37,500	5,956,875
MasterCard, Inc. Class A	125,000	12,721,250
Paychex, Inc.	145,000	8,391,150
Visa, Inc. Class A	287,500	23,776,250
		70,215,775
Semiconductors & Semiconductor Equipment - 2.1%
Qualcomm, Inc.	550,000	37,675,000
Software - 1.5%
Microsoft Corp.	325,000	18,720,000
Mobileye NV (a)	112,500	4,789,125
SS&C Technologies Holdings, Inc.	137,500	4,420,625
		27,929,750
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	500,000	56,525,000

TOTAL INFORMATION TECHNOLOGY		343,822,545

MATERIALS - 3.2%
Chemicals - 2.2%
CF Industries Holdings, Inc.	150,000	3,652,500
Eastman Chemical Co.	25,000	1,692,000
Ingevity Corp. (a)	35,000	1,613,500
LyondellBasell Industries NV Class A	112,500	9,074,250
Monsanto Co.	50,000	5,110,000
Potash Corp. of Saskatchewan, Inc.	250,000	4,068,372
The Dow Chemical Co.	250,000	12,957,500
Tronox Ltd. Class A	275,000	2,576,750
		40,744,872
Containers & Packaging - 0.7%
WestRock Co.	262,500	12,726,000
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	200,000	2,172,000
Randgold Resources Ltd. sponsored ADR	35,000	3,502,450
		5,674,450

TOTAL MATERIALS		59,145,322

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Public Storage	25,000	5,578,500
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	387,500	15,736,375
Verizon Communications, Inc.	350,000	18,193,000
		33,929,375
UTILITIES - 1.6%
Electric Utilities - 1.4%
Entergy Corp.	75,000	5,754,750
Exelon Corp.	500,000	16,645,000
PPL Corp.	100,000	3,457,000
		25,856,750
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	300,000	3,717,000

TOTAL UTILITIES		29,573,750

TOTAL COMMON STOCKS
(Cost $1,514,350,960)		1,766,635,698

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Germany)
(Cost $4,035,990)	75,000	3,827,956
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17
(Cost $2,000,000)	$2,000,000	1,722,440
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.43% (f)	59,563,529	59,581,398
Fidelity Securities Lending Cash Central Fund 0.46% (f)(g)	10,078,991	10,081,007
TOTAL MONEY MARKET FUNDS
(Cost $69,643,979)		69,662,405
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $1,590,030,929)		1,841,848,499
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(12,691,700)
NET ASSETS - 100%		$1,829,156,799

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,450,033 or 1.3% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
NJOY, Inc.	6/7/13 - 2/14/14	$878,142
Tory Burch LLC unit	5/14/15	$5,014,345
WME Entertainment Parent, LLC Class A unit	8/16/16	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$149,219
Fidelity Securities Lending Cash Central Fund	271,140
Total	$420,359

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$180,023,084	$168,359,050	$--	$11,664,034
Consumer Staples	107,176,625	107,176,625	--	--
Energy	190,631,432	190,631,432	--	--
Financials	393,899,117	382,113,118	--	11,785,999
Health Care	249,142,955	244,847,714	4,295,241	--
Industrials	177,540,949	177,540,949	--	--
Information Technology	343,822,545	343,822,545	--	--
Materials	59,145,322	59,145,322	--	--
Real Estate	5,578,500	5,578,500	--	--
Telecommunication Services	33,929,375	33,929,375	--	--
Utilities	29,573,750	29,573,750	--	--
Corporate Bonds	1,722,440	--	--	1,722,440
Money Market Funds	69,662,405	69,662,405	--	--
Total Investments in Securities:	$1,841,848,499	$1,812,380,785	$4,295,241	$25,172,473

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$29,469,311
Net Realized Gain (Loss) on Investment Securities	(2)
Net Unrealized Gain (Loss) on Investment Securities	(2,445,132)
Cost of Purchases	5,884,566
Proceeds of Sales	(9,536,710)
Amortization/Accretion	--
Transfers into Level 3	1,800,440
Transfers out of Level 3	--
Ending Balance	$25,172,473
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2016	$(1,232,932)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.4%
Ireland	2.4%
Canada	2.2%
United Kingdom	1.9%
Switzerland	1.9%
Netherlands	1.7%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value (including securities loaned of $10,092,540) — See accompanying schedule: Unaffiliated issuers (cost $1,520,386,950)	$1,772,186,094
Fidelity Central Funds (cost $69,643,979)	69,662,405
Total Investments (cost $1,590,030,929)		$1,841,848,499
Restricted cash		45,375
Receivable for fund shares sold		95,321
Dividends receivable		1,674,264
Interest receivable		35,667
Distributions receivable from Fidelity Central Funds		32,133
Prepaid expenses		5,269
Other receivables		70,202
Total assets		1,843,806,730
Liabilities
Payable for investments purchased	$292,255
Payable for fund shares redeemed	3,337,038
Accrued management fee	635,685
Distribution and service plan fees payable	79,333
Other affiliated payables	107,205
Other payables and accrued expenses	119,540
Collateral on securities loaned, at value	10,078,875
Total liabilities		14,649,931
Net Assets		$1,829,156,799
Net Assets consist of:
Paid in capital		$1,565,258,233
Undistributed net investment income		19,582,362
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,500,774)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		251,816,978
Net Assets		$1,829,156,799
Class O:
Net Asset Value, offering price and redemption price per share ($1,509,619,504 ÷ 67,775,109 shares)		$22.27
Class A:
Net Asset Value and redemption price per share ($225,106,600 ÷ 10,367,582 shares)		$21.71
Maximum offering price per share (100/94.25 of $21.71)		$23.03
Class T:
Net Asset Value and redemption price per share ($30,261,164 ÷ 1,405,633 shares)		$21.53
Maximum offering price per share (100/96.50 of $21.53)		$22.31
Class C:
Net Asset Value and offering price per share ($23,619,597 ÷ 1,122,911 shares)(a)		$21.03
Class I:
Net Asset Value, offering price and redemption price per share ($40,468,440 ÷ 1,764,235 shares)		$22.94
Class Z:
Net Asset Value, offering price and redemption price per share ($81,494 ÷ 3,580 shares)		$22.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$40,217,774
Interest		60,123
Income from Fidelity Central Funds		420,359
Total income		40,698,256
Expenses
Management fee	$7,359,027
Transfer agent fees	628,903
Distribution and service plan fees	924,252
Accounting and security lending fees	544,243
Custodian fees and expenses	37,909
Independent trustees' fees and expenses	7,740
Appreciation in deferred trustee compensation account	438
Registration fees	101,237
Audit	88,910
Legal	10,069
Interest	104
Miscellaneous	17,688
Total expenses before reductions	9,720,520
Expense reductions	(52,733)	9,667,787
Net investment income (loss)		31,030,469
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,365,224)
Fidelity Central Funds	5,092
Foreign currency transactions	31,085
Total net realized gain (loss)		(3,329,047)
Change in net unrealized appreciation (depreciation) on: Investment securities	219,079,864
Assets and liabilities in foreign currencies	(7,059)
Total change in net unrealized appreciation (depreciation)		219,072,805
Net gain (loss)		215,743,758
Net increase (decrease) in net assets resulting from operations		$246,774,227

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,030,469	$34,565,615
Net realized gain (loss)	(3,329,047)	125,335,101
Change in net unrealized appreciation (depreciation)	219,072,805	(268,820,101)
Net increase (decrease) in net assets resulting from operations	246,774,227	(108,919,385)
Distributions to shareholders from net investment income	(28,006,148)	(25,946,174)
Distributions to shareholders from net realized gain	(111,377,160)	(172,571,626)
Total distributions	(139,383,308)	(198,517,800)
Share transactions - net increase (decrease)	(14,315,901)	(112,378,825)
Total increase (decrease) in net assets	93,075,018	(419,816,010)
Net Assets
Beginning of period	1,736,081,781	2,155,897,791
End of period	$1,829,156,799	$1,736,081,781
Other Information
Undistributed net investment income end of period	$19,582,362	$19,928,648

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class O

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.04	$24.63	$21.17	$17.53	$13.33
Income from Investment Operations
Net investment income (loss)A	.38	.40	.40	.32	.24
Net realized and unrealized gain (loss)	2.57	(1.71)	3.39	3.64	4.19
Total from investment operations	2.95	(1.31)	3.79	3.96	4.43
Distributions from net investment income	(.36)	(.31)	(.27)	(.29)	(.20)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(1.72)	(2.28)	(.33)	(.32)	(.23)
Net asset value, end of period	$22.27	$21.04	$24.63	$21.17	$17.53
Total ReturnB,C	15.05%	(5.92)%	18.08%	23.05%	33.55%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.47%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.47%	.50%	.50%	.49%	.51%
Net investment income (loss)	1.84%	1.70%	1.69%	1.68%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,509,620	$1,426,230	$1,866,810	$1,622,353	$1,515,727
Portfolio turnover rateF	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.55	$24.12	$20.75	$17.18	$13.07
Income from Investment Operations
Net investment income (loss)A	.30	.31	.32	.26	.19
Net realized and unrealized gain (loss)	2.51	(1.67)	3.33	3.58	4.10
Total from investment operations	2.81	(1.36)	3.65	3.84	4.29
Distributions from net investment income	(.29)	(.24)	(.21)	(.24)	(.15)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(1.65)	(2.21)	(.28)B	(.27)	(.18)
Net asset value, end of period	$21.71	$20.55	$24.12	$20.75	$17.18
Total ReturnC,D,E	14.64%	(6.25)%	17.71%	22.73%	33.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%	.83%	.81%	.82%	.84%
Expenses net of fee waivers, if any	.83%	.83%	.81%	.82%	.84%
Expenses net of all reductions	.83%	.82%	.81%	.81%	.84%
Net investment income (loss)	1.48%	1.37%	1.38%	1.37%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$225,107	$212,181	$209,737	$153,940	$127,100
Portfolio turnover rateH	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

 C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.38	$23.95	$20.61	$17.08	$12.99
Income from Investment Operations
Net investment income (loss)A	.22	.22	.21	.17	.12
Net realized and unrealized gain (loss)	2.48	(1.66)	3.32	3.56	4.08
Total from investment operations	2.70	(1.44)	3.53	3.73	4.20
Distributions from net investment income	(.19)	(.17)	(.13)	(.17)	(.08)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(1.55)	(2.13)B	(.19)	(.20)	(.11)
Net asset value, end of period	$21.53	$20.38	$23.95	$20.61	$17.08
Total ReturnC,D	14.18%	(6.62)%	17.21%	22.11%	32.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.24%	1.23%	1.27%	1.28%	1.29%
Expenses net of fee waivers, if any	1.24%	1.23%	1.27%	1.28%	1.29%
Expenses net of all reductions	1.24%	1.23%	1.27%	1.27%	1.28%
Net investment income (loss)	1.08%	.97%	.92%	.91%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$30,261	$29,482	$23,443	$22,903	$14,874
Portfolio turnover rateG	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.93	$23.49	$20.28	$16.83	$12.81
Income from Investment Operations
Net investment income (loss)A	.11	.10	.10	.08	.04
Net realized and unrealized gain (loss)	2.43	(1.62)	3.26	3.51	4.04
Total from investment operations	2.54	(1.52)	3.36	3.59	4.08
Distributions from net investment income	(.08)	(.08)	(.09)	(.11)	(.03)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(1.44)	(2.04)B	(.15)	(.14)	(.06)
Net asset value, end of period	$21.03	$19.93	$23.49	$20.28	$16.83
Total ReturnC,D	13.56%	(7.09)%	16.62%	21.52%	31.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.77%	1.75%	1.76%	1.77%	1.77%
Expenses net of fee waivers, if any	1.77%	1.75%	1.76%	1.77%	1.77%
Expenses net of all reductions	1.76%	1.75%	1.76%	1.75%	1.77%
Net investment income (loss)	.55%	.45%	.43%	.42%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$23,620	$22,879	$22,094	$11,119	$4,775
Portfolio turnover rateG	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.61	$25.10	$21.56	$17.84	$13.58
Income from Investment Operations
Net investment income (loss)A	.36	.38	.35	.29	.21
Net realized and unrealized gain (loss)	2.65	(1.77)	3.49	3.72	4.26
Total from investment operations	3.01	(1.39)	3.84	4.01	4.47
Distributions from net investment income	(.32)	(.14)	(.23)	(.26)	(.18)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(1.68)	(2.10)B	(.30)C	(.29)	(.21)
Net asset value, end of period	$22.94	$21.61	$25.10	$21.56	$17.84
Total ReturnD	14.92%	(6.06)%	17.93%	22.82%	33.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%	.65%	.68%	.71%	.75%
Expenses net of fee waivers, if any	.64%	.64%	.68%	.71%	.75%
Expenses net of all reductions	.64%	.63%	.67%	.70%	.75%
Net investment income (loss)	1.67%	1.56%	1.52%	1.48%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$40,468	$44,760	$33,013	$266,008	$223,854
Portfolio turnover rateG	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class Z

Years ended September 30,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$21.47	$25.09	$21.56	$21.44
Income from Investment Operations
Net investment income (loss)B	.38	.41	.40	.04
Net realized and unrealized gain (loss)	2.62	(1.76)	3.47	.08
Total from investment operations	3.00	(1.35)	3.87	.12
Distributions from net investment income	(.35)	(.31)	(.27)	–
Distributions from net realized gain	(1.36)	(1.97)	(.06)	–
Total distributions	(1.71)	(2.27)C	(.34)D	–
Net asset value, end of period	$22.76	$21.47	$25.09	$21.56
Total ReturnE,F	15.00%	(5.94)%	18.10%	.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%	.51%	.51%	.52%I
Expenses net of fee waivers, if any	.51%	.51%	.51%	.52%I
Expenses net of all reductions	.51%	.51%	.51%	.50%I
Net investment income (loss)	1.81%	1.69%	1.68%	1.36%I
Supplemental Data
Net assets, end of period (000 omitted)	$81	$83	$119	$101
Portfolio turnover rateJ	46%	53%	55%	55%

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2016

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Class I, and Class Z, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$ 1,722,440	Market approach	Conversion factor	7.1	Increase
			Credit spread	25.0%	Decrease
			Bond floor	0.0	Increase
Equities	$ 23,450,033	Expected distribution	Recovery rate	0.0%	Increase
		Market approach	Transaction price	$2.05	Increase
			Liquidity preference	$62.18	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	8.2 - 13.4 / 10.4	Increase
			Discount rate	8.0%	Decrease
			Discount for lack of marketability	15.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$322,776,443
Gross unrealized depreciation	(77,418,354)
Net unrealized appreciation (depreciation) on securities	$245,358,089
Tax Cost	$1,596,490,410

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$21,632,182
Capital loss carryforward	$(1,096,372)
Net unrealized appreciation (depreciation) on securities and other investments	$245,357,497

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(–)
Long-term	(1,096,372)
Total no expiration	$(1,096,372)
Total capital loss carryforward	$(1,096,372)

The tax character of distributions paid was as follows:

	September 30, 2016	September 30, 2015
Ordinary Income	$47,087,676	$ 25,946,174
Long-term Capital Gains	92,295,632	172,571,626
Total	$139,383,308	$ 198,517,800

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $9,104,400 in these Subsidiaries representing 0.50% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $798,285,711 and $957,989,887, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$543,648	$8,849
Class T	.25%	.25%	146,846	–
Class B	.75%	.25%	2,983	2,237
Class C	.75%	.25%	230,775	37,840
			$924,252	$48,926

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$21,053
Class T	5,836
Class B(a)	10
Class C(a)	5,172
$32,071

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Class I and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class O	$137,154.01
Class A	264,887.12
Class T	80,911.28
Class B	836.28
Class C	70,156.30
Class I	74,923.18
Class Z	36.05
	$628,903

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $22,306 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$9,075,000.41%		$104

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,633 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,069,200. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $271,140, including $8,765 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $40,024 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,709.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2016	Year ended September 30, 2015
From net investment income
Class O	$24,029,748	$23,240,677
Class A	2,964,199	2,228,099
Class T	276,577	185,875
Class B	538	286
Class C	87,577	80,262
Class I	646,211	209,650
Class Z	1,298	1,325
Total	$28,006,148	$25,946,174
From net realized gain
Class O	$91,032,400	$147,315,868
Class A	14,095,488	18,017,348
Class T	1,938,891	2,213,599
Class B	29,246	56,242
Class C	1,546,810	1,996,392
Class I	2,729,338	2,963,753
Class Z	4,987	8,424
Total	$111,377,160	$172,571,626

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2016	Year ended September 30, 2015	Year ended September 30, 2016	Year ended September 30, 2015
Class O
Shares sold	799,999	2,287,530	$16,579,044	$53,641,943
Reinvestment of distributions	5,127,861	6,840,387	101,377,968	153,635,091
Shares redeemed	(5,942,608)	(17,121,478)	(123,801,861)	(390,687,724)
Net increase (decrease)	(14,748)	(7,993,561)	$(5,844,849)	$(183,410,690)
Class A
Shares sold	1,448,406	3,109,762	$29,334,334	$72,097,550
Reinvestment of distributions	873,334	911,032	16,881,539	20,033,590
Shares redeemed	(2,279,147)	(2,391,662)	(46,026,366)	(54,542,127)
Net increase (decrease)	42,593	1,629,132	$189,507	$37,589,013
Class T
Shares sold	365,733	734,570	$7,352,351	$16,881,464
Reinvestment of distributions	103,040	97,386	1,980,422	2,130,797
Shares redeemed	(509,992)	(364,096)	(10,168,783)	(8,173,269)
Net increase (decrease)	(41,219)	467,860	$(836,010)	$10,838,992
Class B
Shares sold	44	3,301	$854	$77,862
Reinvestment of distributions	1,480	2,423	28,467	52,867
Shares redeemed	(24,577)	(11,358)	(482,652)	(258,989)
Net increase (decrease)	(23,053)	(5,634)	$(453,331)	$(128,260)
Class C
Shares sold	205,898	407,214	$4,025,706	$9,151,851
Reinvestment of distributions	81,688	86,086	1,540,645	1,849,987
Shares redeemed	(312,756)	(285,644)	(6,151,082)	(6,367,594)
Net increase (decrease)	(25,170)	207,656	$(584,731)	$4,634,244
Class I
Shares sold	483,868	1,334,628	$10,271,737	$32,026,397
Reinvestment of distributions	157,235	131,239	3,204,452	3,031,625
Shares redeemed	(947,650)	(710,295)	(20,256,990)	(16,937,834)
Net increase (decrease)	(306,547)	755,572	$(6,780,801)	$18,120,188
Class Z
Shares sold	5	1	$108	$26
Reinvestment of distributions	311	425	6,285	9,749
Shares redeemed	(588)	(1,307)	(12,079)	(32,087)
Net increase (decrease)	(272)	(881)	$(5,686)	$(22,312)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Diversified Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Diversified Stock Fund (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Diversified Stock Fund as of September 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 17, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Class O	.47%
Actual		$1,000.00	$1,103.60	$2.47
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Class A	.83%
Actual		$1,000.00	$1,101.50	$4.36
Hypothetical-C		$1,000.00	$1,020.85	$4.19
Class T	1.24%
Actual		$1,000.00	$1,099.60	$6.51
Hypothetical-C		$1,000.00	$1,018.80	$6.26
Class C	1.77%
Actual		$1,000.00	$1,096.50	$9.28
Hypothetical-C		$1,000.00	$1,016.15	$8.92
Class I	.64%
Actual		$1,000.00	$1,102.90	$3.36
Hypothetical-C		$1,000.00	$1,021.80	$3.23
Class Z	.51%
Actual		$1,000.00	$1,103.20	$2.68
Hypothetical-C		$1,000.00	$1,022.45	$2.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

Class O designates 74%; Class A designates 84%; Class B designates 100%; Class T designates 100%; Class C designates 100%; Class I designates 79% and Class Z designates 74%; of the dividends distributed, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class O designates 88%; Class A designates 100%; Class B designates 100%; Class T designates 100%; Class C designates 100%; Class I designates 93% and Class Z designates 88%; of the dividends distributed, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Diversified Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Diversified Stock Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Diversified Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, Class Z, and Class O ranked below the competitive median for 2015 and the total expense ratio of Class T ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

DESIN-ANN-1116
1.791865.113

Fidelity Advisor® Capital Development Fund Class A Annual Report September 30, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Past 10 years
Class A	14.71%	13.49%	5.91%
$50/month 15-Year Plan	-42.65%	11.12%	5.37%

 The figures provided for a "$50/month 15-year Plan" illustrate the class' performance adjusted to reflect sales charges assessed by the Plans. The maximum creation and sales charges for the Plan is 50% of the first 12 investments in the Plan. Actual fees and charges will vary by Plan and investment amount. The illustration assumes an initial investment at the beginning of each period shown and does not reflect what investors would have earned had they made regular monthly investments over the period. Investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Capital Development Fund - Class A on September 30, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,764	Fidelity Advisor® Capital Development Fund - Class A
$20,114	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index rose 15.43% for the year ending September 2016, overcoming uncertainty about the global economy, U.S. Federal Reserve monetary policy and the U.K.’s June vote to leave the European Union (Brexit). Volatility peaked in early 2016, as continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009. Markets regained positive momentum amid U.S. job gains, a rally in energy and materials markets, global economic stimulus and perceived softening of U.S. monetary policy. The June 23 Brexit vote surprised markets, though, and was followed by a two-day near-tumult. Sentiment rebounded rapidly and stayed largely positive through September. For the year, value-oriented and small-cap stocks outperformed. Among S&P 500® sectors, dividend-rich telecom services (+27%) led amid strong demand for yield, especially earlier in the period, as well as increased competition and consolidation. Utilities (+17%) and consumer staples (+16%) also benefited. Added demand for perceived safe-haven investments such as precious metals-related securities boosted materials (+22%). Information technology (+23%) was helped by strong results from some of the largest and best-known tech names. The newly created real estate sector (+17%) finished far ahead of financials (+6%), which was held back by low interest rates that squeezed bank profits.

Comments from Portfolio Manager Matthew Fruhan:  For the year, the fund’s share classes (excluding sales charges, if applicable) gained between roughly 14% and 15%, trailing the 15.43% increase of the benchmark S&P 500® index. Versus the benchmark, the biggest detractor came from the financials sector, especially among banks, where stock picking added value but not enough to compensate for a sizable overweight in this lagging group. Elsewhere, security selection in information technology also hurt results. On the positive side, the fund was well positioned in energy, with good stock picking and a helpful overweighting adding to relative performance. In individual terms, online retailer and benchmark member Amazon.com performed well, and my decision not to own it hurt the fund in light of the stock’s roughly 64% gain. Due to this stock’s high valuation, I avoided it in favor of other names that struck me as better opportunities, including bank stocks Citigroup and Bank of America, both relative detractors this period and some of the largest holdings in the fund at period end. Although banks continued to face business headwinds in a low interest rate environment, I found several of them well positioned for the longer term. On the positive side, the fund’s largest contributors included master limited partnership Williams Partners and its majority-owned energy transportation company Williams Companies, the latter of which finished the period as one of our largest holdings. Both stocks benefited from a more favorable energy-pricing environment as the period progressed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.4	3.6
Apple, Inc.	3.2	3.0
Bank of America Corp.	3.0	2.7
Microsoft Corp.	2.9	2.9
General Electric Co.	2.6	3.3
Citigroup, Inc.	2.5	2.2
Qualcomm, Inc.	2.3	1.9
Procter & Gamble Co.	2.1	2.0
The Williams Companies, Inc.	1.9	0.8
Alphabet, Inc. Class A	1.9	1.9
	25.8

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.8	23.0
Financials	20.3	18.7
Health Care	14.8	12.2
Energy	13.1	11.6
Industrials	11.8	13.1

Asset Allocation (% of fund's net assets)

As of September 30, 2016*
Stocks	98.7%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 9.2%

As of March 31, 2016 *
Stocks	99.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 9.6%

Investments September 30, 2016

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.2%
Tyco International Ltd.	86,828	$4,040,107
Automobiles - 0.0%
General Motors Co.	35,100	1,115,127
Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp.	64,400	3,705,576
Yum! Brands, Inc.	109,424	9,936,793
		13,642,369
Household Durables - 0.6%
KB Home	728,900	11,749,868
Taylor Morrison Home Corp. (a)	315,400	5,551,040
		17,300,908
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	273,849	3
Polaris Industries, Inc. (c)	38,700	2,996,928
		2,996,931
Media - 4.6%
AMC Networks, Inc. Class A (a)	82,900	4,299,194
Comcast Corp. Class A	709,700	47,081,498
Scripps Networks Interactive, Inc. Class A	256,600	16,291,534
Sinclair Broadcast Group, Inc. Class A	203,500	5,877,080
The Walt Disney Co.	27,100	2,516,506
Time Warner, Inc.	500,310	39,829,679
Viacom, Inc. Class B (non-vtg.)	408,000	15,544,800
		131,440,291
Multiline Retail - 1.3%
Target Corp.	527,150	36,204,662
Specialty Retail - 0.9%
Lowe's Companies, Inc.	353,400	25,519,014

TOTAL CONSUMER DISCRETIONARY		232,259,409

CONSUMER STAPLES - 5.2%
Beverages - 1.6%
Diageo PLC	450,668	12,908,745
The Coca-Cola Co.	792,000	33,517,440
		46,426,185
Food & Staples Retailing - 1.1%
CVS Health Corp.	215,700	19,195,143
Walgreens Boots Alliance, Inc.	112,200	9,045,564
Whole Foods Market, Inc.	129,100	3,659,985
		31,900,692
Food Products - 0.3%
Amplify Snack Brands, Inc. (a)	85,700	1,388,340
Mead Johnson Nutrition Co. Class A	94,500	7,466,445
		8,854,785
Household Products - 2.1%
Procter & Gamble Co.	645,605	57,943,049
Tobacco - 0.1%
Reynolds American, Inc.	32,300	1,522,945

TOTAL CONSUMER STAPLES		146,647,656

ENERGY - 13.1%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	200,800	10,134,376
Ensco PLC Class A	138,100	1,173,850
National Oilwell Varco, Inc.	352,800	12,961,872
Oceaneering International, Inc.	286,600	7,884,366
Schlumberger Ltd.	72,000	5,662,080
		37,816,544
Oil, Gas & Consumable Fuels - 11.8%
Amyris, Inc. (a)(c)	1,679,209	973,941
Anadarko Petroleum Corp.	166,000	10,517,760
Apache Corp.	397,400	25,381,938
Cabot Oil & Gas Corp.	451,300	11,643,540
Cenovus Energy, Inc.	1,016,100	14,583,759
Chevron Corp.	467,727	48,138,463
ConocoPhillips Co.	827,500	35,971,425
Devon Energy Corp.	48,200	2,126,102
Golar LNG Ltd.	105,400	2,234,480
Imperial Oil Ltd.	601,900	18,828,443
Kinder Morgan, Inc.	1,192,300	27,577,899
Legacy Reserves LP	186,124	251,267
Noble Energy, Inc.	51,700	1,847,758
SM Energy Co.	228,000	8,796,240
Suncor Energy, Inc.	1,509,500	41,904,028
Teekay Offshore Partners LP	197,100	1,245,672
The Williams Companies, Inc.	1,758,892	54,050,751
Williams Partners LP	755,800	28,108,202
		334,181,668

TOTAL ENERGY		371,998,212

FINANCIALS - 20.3%
Banks - 13.8%
Bank of America Corp.	5,448,600	85,270,590
Citigroup, Inc.	1,510,604	71,345,827
Comerica, Inc.	352,800	16,694,496
Fifth Third Bancorp	119,600	2,447,016
JPMorgan Chase & Co.	1,451,710	96,669,371
PNC Financial Services Group, Inc.	121,216	10,920,349
Regions Financial Corp.	2,167,400	21,392,238
Standard Chartered PLC (United Kingdom)	881,958	7,182,411
SunTrust Banks, Inc.	769,800	33,717,240
U.S. Bancorp	717,542	30,775,376
Wells Fargo & Co.	309,650	13,711,302
		390,126,216
Capital Markets - 5.3%
Charles Schwab Corp.	560,455	17,693,564
Goldman Sachs Group, Inc.	22,400	3,612,448
KKR & Co. LP	705,082	10,054,469
Morgan Stanley	955,000	30,617,300
Northern Trust Corp.	376,595	25,604,694
State Street Corp.	670,990	46,721,034
The Blackstone Group LP	648,100	16,545,993
		150,849,502
Insurance - 0.6%
Marsh & McLennan Companies, Inc.	4,100	275,725
MetLife, Inc.	233,400	10,369,962
Principal Financial Group, Inc.	101,300	5,217,963
		15,863,650
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	1,361,200	10,889,600
Radian Group, Inc.	497,500	6,741,125
		17,630,725

TOTAL FINANCIALS		574,470,093

HEALTH CARE - 14.8%
Biotechnology - 4.1%
AbbVie, Inc.	44,000	2,775,080
Alexion Pharmaceuticals, Inc. (a)	80,500	9,864,470
Alnylam Pharmaceuticals, Inc. (a)	34,500	2,338,410
Amgen, Inc.	139,115	23,205,773
Biogen, Inc. (a)	69,700	21,818,191
BioMarin Pharmaceutical, Inc. (a)	69,400	6,420,888
Celldex Therapeutics, Inc. (a)	11,700	47,268
Genocea Biosciences, Inc. (a)(c)	41,600	212,992
Gilead Sciences, Inc.	110,500	8,742,760
Insmed, Inc. (a)	147,800	2,146,056
Intercept Pharmaceuticals, Inc. (a)(c)	144,714	23,818,477
Regeneron Pharmaceuticals, Inc. (a)	4,700	1,889,494
Spark Therapeutics, Inc. (a)	48,300	2,900,898
Vertex Pharmaceuticals, Inc. (a)	98,600	8,598,906
Windtree Therapeutics, Inc. (a)	85,885	220,724
		115,000,387
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	286,500	12,116,085
Alere, Inc. (a)	333,500	14,420,540
Boston Scientific Corp. (a)	1,656,251	39,418,774
Medtronic PLC	229,600	19,837,440
NxStage Medical, Inc. (a)	242,400	6,057,576
Zeltiq Aesthetics, Inc. (a)	7,400	290,228
Zimmer Biomet Holdings, Inc.	88,300	11,480,766
		103,621,409
Health Care Providers & Services - 1.5%
Anthem, Inc.	4,400	551,364
Cigna Corp.	71,600	9,330,912
Express Scripts Holding Co. (a)	152,500	10,755,825
McKesson Corp.	137,880	22,991,490
		43,629,591
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	80,700	335,712
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	262,900	12,379,961
Pharmaceuticals - 5.2%
Allergan PLC (a)	22,900	5,274,099
AstraZeneca PLC sponsored ADR	149,300	4,905,998
Bayer AG	2,800	281,205
Bristol-Myers Squibb Co.	204,900	11,048,208
GlaxoSmithKline PLC sponsored ADR	1,023,400	44,139,242
Jazz Pharmaceuticals PLC (a)	111,100	13,496,428
Johnson & Johnson	250,860	29,634,092
Novartis AG sponsored ADR	3,500	276,360
Sanofi SA	30,707	2,338,367
Teva Pharmaceutical Industries Ltd. sponsored ADR	646,250	29,733,963
TherapeuticsMD, Inc. (a)	770,500	5,247,105
		146,375,067

TOTAL HEALTH CARE		421,342,127

INDUSTRIALS - 11.8%
Aerospace & Defense - 1.5%
General Dynamics Corp.	10,000	1,551,600
KEYW Holding Corp. (a)(c)	120,317	1,328,300
The Boeing Co.	149,000	19,629,260
United Technologies Corp.	189,600	19,263,360
		41,772,520
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	15,869	1,118,130
FedEx Corp.	87,200	15,232,096
United Parcel Service, Inc. Class B	262,800	28,739,808
		45,090,034
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	50,100	4,015,014
Electrical Equipment - 1.3%
AMETEK, Inc.	272,400	13,015,272
Eaton Corp. PLC	60,500	3,975,455
Emerson Electric Co. (c)	242,800	13,235,028
Hubbell, Inc. Class B	56,918	6,132,345
		36,358,100
Industrial Conglomerates - 2.6%
General Electric Co.	2,485,500	73,620,510
Machinery - 1.4%
Colfax Corp. (a)	67,600	2,124,668
Deere & Co. (c)	120,900	10,318,815
Flowserve Corp.	93,100	4,491,144
Ingersoll-Rand PLC	95,200	6,467,888
Melrose Industries PLC	1,344,159	3,040,194
Rexnord Corp. (a)	382,800	8,195,748
Wabtec Corp.	42,600	3,478,290
Xylem, Inc.	31,500	1,652,175
		39,768,922
Professional Services - 0.4%
IHS Markit Ltd. (a)	61,674	2,315,859
Verisk Analytics, Inc. (a)	94,400	7,672,832
		9,988,691
Road & Rail - 2.8%
Celadon Group, Inc.	30,300	264,822
CSX Corp.	839,600	25,607,800
Genesee & Wyoming, Inc. Class A (a)	214,400	14,782,880
J.B. Hunt Transport Services, Inc.	152,100	12,341,394
Kansas City Southern	100,200	9,350,664
Norfolk Southern Corp.	82,600	8,017,156
Old Dominion Freight Lines, Inc. (a)	90,000	6,174,900
Union Pacific Corp.	43,600	4,252,308
		80,791,924
Trading Companies & Distributors - 0.1%
United Rentals, Inc. (a)	47,200	3,704,728

TOTAL INDUSTRIALS		335,110,443

INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,564,200	49,616,424
Electronic Equipment & Components - 0.2%
Dell Technologies, Inc. (a)	126,919	6,066,728
Internet Software & Services - 4.3%
Alphabet, Inc.:
Class A	66,600	53,550,396
Class C (a)	57,883	44,991,877
Facebook, Inc. Class A (a)	185,400	23,781,258
		122,323,531
IT Services - 4.4%
Cognizant Technology Solutions Corp. Class A (a)	92,700	4,422,717
First Data Corp. Class A (a)	1,026,605	13,510,122
IBM Corp.	66,000	10,484,100
MasterCard, Inc. Class A	321,400	32,708,878
Paychex, Inc.	153,800	8,900,406
PayPal Holdings, Inc. (a)	153,800	6,301,186
Unisys Corp. (a)	648,799	6,319,302
Visa, Inc. Class A	520,200	43,020,540
		125,667,251
Semiconductors & Semiconductor Equipment - 2.4%
Maxim Integrated Products, Inc.	83,700	3,342,141
Qualcomm, Inc.	949,300	65,027,050
		68,369,191
Software - 4.0%
Adobe Systems, Inc. (a)	93,700	10,170,198
Autodesk, Inc. (a)	189,400	13,699,302
Microsoft Corp.	1,406,000	80,985,600
Mobileye NV (a)	87,100	3,707,847
Oracle Corp.	107,350	4,216,708
		112,779,655
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	794,400	89,806,920
Western Digital Corp.	259,700	15,184,659
		104,991,579

TOTAL INFORMATION TECHNOLOGY		589,814,359

MATERIALS - 3.2%
Chemicals - 2.5%
CF Industries Holdings, Inc.	246,200	5,994,970
E.I. du Pont de Nemours & Co.	109,247	7,316,272
Intrepid Potash, Inc. (a)	620,040	700,645
LyondellBasell Industries NV Class A	78,900	6,364,074
Monsanto Co.	308,200	31,498,040
Potash Corp. of Saskatchewan, Inc.	742,800	12,087,945
W.R. Grace & Co.	93,800	6,922,440
		70,884,386
Containers & Packaging - 0.5%
WestRock Co.	306,834	14,875,312
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	417,800	4,537,308

TOTAL MATERIALS		90,297,006

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	224,706	11,680,218
UTILITIES - 0.9%
Electric Utilities - 0.6%
Exelon Corp.	557,900	18,572,491
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	584,000	7,235,760

TOTAL UTILITIES		25,808,251

TOTAL COMMON STOCKS
(Cost $2,419,576,672)		2,799,427,774
	Principal Amount	Value

Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (d)(e)
(Cost $1,375,000)	1,375,000	696,953
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.43% (f)	28,271,407	28,279,889
Fidelity Securities Lending Cash Central Fund 0.46% (f)(g)	12,985,771	12,988,368
TOTAL MONEY MARKET FUNDS
(Cost $41,260,373)		41,268,257
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $2,462,212,045)		2,841,392,984
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,777,824)
NET ASSETS - 100%		$2,835,615,160

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $696,953 or 0.0% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
NJOY, Inc.	2/14/14	$474,963

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,440
Fidelity Securities Lending Cash Central Fund	470,695
Total	$525,135

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$232,259,409	$232,259,406	$--	$3
Consumer Staples	146,647,656	133,738,911	12,908,745	--
Energy	371,998,212	371,998,212	--	--
Financials	574,470,093	574,470,093	--	--
Health Care	421,342,127	418,722,555	2,619,572	--
Industrials	335,110,443	335,110,443	--	--
Information Technology	589,814,359	589,814,359	--	--
Materials	90,297,006	90,297,006	--	--
Telecommunication Services	11,680,218	11,680,218	--	--
Utilities	25,808,251	25,808,251	--	--
Corporate Bonds	696,953	--	696,953	--
Money Market Funds	41,268,257	41,268,257	--	--
Total Investments in Securities:	$2,841,392,984	$2,825,167,711	$16,225,270	$3

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value (including securities loaned of $12,467,133) — See accompanying schedule: Unaffiliated issuers (cost $2,420,951,672)	$2,800,124,728
Fidelity Central Funds (cost $41,260,373)	41,268,256
Total Investments (cost $2,462,212,045)		$2,841,392,984
Cash		85,601
Foreign currency held at value (cost $32,205)		32,457
Receivable for investments sold		10,522,451
Receivable for fund shares sold		225,933
Dividends receivable		3,597,816
Interest receivable		60,316
Distributions receivable from Fidelity Central Funds		40,275
Prepaid expenses		8,149
Other receivables		467,488
Total assets		2,856,433,470
Liabilities
Payable for investments purchased	$5,087,957
Payable for fund shares redeemed	1,121,879
Accrued management fee	1,284,435
Distribution and service plan fees payable	81,192
Other affiliated payables	108,480
Other payables and accrued expenses	147,792
Collateral on securities loaned, at value	12,986,575
Total liabilities		20,818,310
Net Assets		$2,835,615,160
Net Assets consist of:
Paid in capital		$2,399,524,907
Undistributed net investment income		29,000,858
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		28,101,663
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		378,987,732
Net Assets		$2,835,615,160
Class O:
Net Asset Value, offering price and redemption price per share ($2,447,564,651 ÷ 169,713,007 shares)		$14.42
Class A:
Net Asset Value and redemption price per share ($379,128,143 ÷ 27,138,560 shares)		$13.97
Maximum offering price per share (100/94.25 of $13.97)		$14.82
Class T:
Net Asset Value and redemption price per share ($2,552,051 ÷ 187,375 shares)		$13.62
Maximum offering price per share (100/96.50 of $13.62)		$14.11
Class C:
Net Asset Value and offering price per share ($2,022,590 ÷ 153,452 shares)(a)		$13.18
Class I:
Net Asset Value, offering price and redemption price per share ($4,347,725 ÷ 300,267 shares)		$14.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$58,041,735
Interest		123,486
Income from Fidelity Central Funds		525,135
Total income		58,690,356
Expenses
Management fee	$14,873,544
Transfer agent fees	295,745
Distribution and service plan fees	932,777
Accounting and security lending fees	808,834
Custodian fees and expenses	80,046
Independent trustees' fees and expenses	11,910
Appreciation in deferred trustee compensation account	164
Registration fees	72,923
Audit	74,123
Legal	17,013
Miscellaneous	21,986
Total expenses before reductions	17,189,065
Expense reductions	(32,026)	17,157,039
Net investment income (loss)		41,533,317
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,680,419
Fidelity Central Funds	4,961
Foreign currency transactions	29,146
Total net realized gain (loss)		46,714,526
Change in net unrealized appreciation (depreciation) on: Investment securities	292,996,460
Assets and liabilities in foreign currencies	4,744
Total change in net unrealized appreciation (depreciation)		293,001,204
Net gain (loss)		339,715,730
Net increase (decrease) in net assets resulting from operations		$381,249,047

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,533,317	$40,656,071
Net realized gain (loss)	46,714,526	107,104,052
Change in net unrealized appreciation (depreciation)	293,001,204	(285,143,207)
Net increase (decrease) in net assets resulting from operations	381,249,047	(137,383,084)
Distributions to shareholders from net investment income	(41,059,699)	(37,611,672)
Distributions to shareholders from net realized gain	(113,558,495)	(413,083,355)
Total distributions	(154,618,194)	(450,695,027)
Share transactions - net increase (decrease)	(35,368,088)	203,326,997
Total increase (decrease) in net assets	191,262,765	(384,751,114)
Net Assets
Beginning of period	2,644,352,395	3,029,103,509
End of period	$2,835,615,160	$2,644,352,395
Other Information
Undistributed net investment income end of period	$29,000,858	$29,821,115

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class O

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.30	$16.53	$14.24	$12.04	$9.67
Income from Investment Operations
Net investment income (loss)A	.21	.21	.20	.11	.12
Net realized and unrealized gain (loss)	1.70	(.95)	2.19	2.22	2.32
Total from investment operations	1.91	(.74)	2.39	2.33	2.44
Distributions from net investment income	(.21)	(.21)	(.10)	(.13)	(.06)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)
Total distributions	(.79)	(2.49)	(.10)	(.13)	(.07)
Net asset value, end of period	$14.42	$13.30	$16.53	$14.24	$12.04
Total ReturnB,C	15.01%	(5.16)%	16.83%	19.62%	25.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.59%	.59%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.59%	.59%	.60%	.60%	.61%
Expenses net of all reductions	.59%	.59%	.59%	.59%	.60%
Net investment income (loss)	1.57%	1.40%	1.27%	.90%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$2,447,565	$2,290,767	$2,634,214	$2,497,596	$2,382,741
Portfolio turnover rateF	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.90	$16.10	$13.87	$11.74	$9.42
Income from Investment Operations
Net investment income (loss)A	.17	.16	.15	.07	.08
Net realized and unrealized gain (loss)	1.65	(.92)	2.13	2.15	2.28
Total from investment operations	1.82	(.76)	2.28	2.22	2.36
Distributions from net investment income	(.17)	(.17)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)
Total distributions	(.75)	(2.44)B	(.05)	(.09)	(.04)
Net asset value, end of period	$13.97	$12.90	$16.10	$13.87	$11.74
Total ReturnC,D,E	14.71%	(5.42)%	16.50%	19.12%	25.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.89%	.89%	.89%	.92%	.94%
Expenses net of fee waivers, if any	.89%	.89%	.89%	.92%	.94%
Expenses net of all reductions	.89%	.89%	.89%	.90%	.94%
Net investment income (loss)	1.27%	1.10%	.97%	.58%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$379,128	$347,875	$389,001	$357,203	$325,967
Portfolio turnover rateH	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.278 per share.

 C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$15.78	$13.62	$11.55	$9.28
Income from Investment Operations
Net investment income (loss)A	.09	.08	.06	.01	.02
Net realized and unrealized gain (loss)	1.61	(.89)	2.10	2.12	2.25
Total from investment operations	1.70	(.81)	2.16	2.13	2.27
Distributions from net investment income	(.10)	(.10)	–	(.06)	–
Distributions from net realized gain	(.58)	(2.28)	–	–	–
Total distributions	(.67)B	(2.38)	–	(.06)	–
Net asset value, end of period	$13.62	$12.59	$15.78	$13.62	$11.55
Total ReturnC,D	14.09%	(5.96)%	15.86%	18.50%	24.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.44%	1.43%	1.43%	1.45%	1.46%
Expenses net of fee waivers, if any	1.44%	1.43%	1.43%	1.45%	1.46%
Expenses net of all reductions	1.44%	1.42%	1.43%	1.43%	1.45%
Net investment income (loss)	.72%	.56%	.43%	.05%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$2,552	$2,066	$2,140	$1,543	$1,007
Portfolio turnover rateG	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.67 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.575 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$12.21	$15.36	$13.32	$11.28	$9.11
Income from Investment Operations
Net investment income (loss)A	.03	.01	–B	(.05)	(.02)
Net realized and unrealized gain (loss)	1.57	(.87)	2.04	2.09	2.19
Total from investment operations	1.60	(.86)	2.04	2.04	2.17
Distributions from net investment income	(.05)	(.01)	–	–	–
Distributions from net realized gain	(.58)	(2.28)	–	–	–
Total distributions	(.63)	(2.29)	–	–	–
Net asset value, end of period	$13.18	$12.21	$15.36	$13.32	$11.28
Total ReturnC,D	13.60%	(6.43)%	15.32%	18.09%	23.82%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.89%	1.89%	1.89%	1.90%	1.87%
Expenses net of fee waivers, if any	1.89%	1.89%	1.89%	1.90%	1.87%
Expenses net of all reductions	1.89%	1.89%	1.89%	1.88%	1.87%
Net investment income (loss)	.27%	.10%	(.03)%	(.39)%	(.22)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,023	$1,948	$1,879	$1,764	$1,380
Portfolio turnover rateG	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Capital Development Fund Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$13.34	$16.58	$14.28	$12.09	$9.71
Income from Investment Operations
Net investment income (loss)A	.19	.19	.18	.09	.09
Net realized and unrealized gain (loss)	1.71	(.96)	2.20	2.21	2.34
Total from investment operations	1.90	(.77)	2.38	2.30	2.43
Distributions from net investment income	(.19)	(.19)	(.08)	(.11)	(.04)
Distributions from net realized gain	(.58)	(2.28)	–	–	(.01)
Total distributions	(.76)B	(2.47)	(.08)	(.11)	(.05)
Net asset value, end of period	$14.48	$13.34	$16.58	$14.28	$12.09
Total ReturnC	14.89%	(5.35)%	16.72%	19.24%	25.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.74%	.79%	.87%
Expenses net of fee waivers, if any	.75%	.75%	.74%	.79%	.87%
Expenses net of all reductions	.75%	.75%	.73%	.78%	.86%
Net investment income (loss)	1.41%	1.24%	1.13%	.71%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$4,348	$1,604	$1,726	$1,281	$385
Portfolio turnover rateF	29%	33%	115%	57%	43%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.76 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.575 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2016

1. Organization.

Fidelity Advisor Capital Development Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers five classes of shares, Class O, Class A (formerly Class N), Class T, Class C, and Class I, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans II:O and Destiny Plans II:N.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$520,792,483
Gross unrealized depreciation	(152,387,872)
Net unrealized appreciation (depreciation) on securities	$368,404,611
Tax Cost	$2,472,988,373

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$30,171,549
Undistributed long-term capital gain	$38,864,422
Net unrealized appreciation (depreciation) on securities and other investments	$367,134,218

The tax character of distributions paid was as follows:

	September 30, 2016	September 30, 2015
Ordinary Income	$41,059,699	$ 39,968,923
Long-term Capital Gains	113,558,495	410,726,104
Total	$154,618,194	$ 450,695,027

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $793,556,009 and $964,171,786, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$901,596	2,292
Class T	.25%	.25%	11,122	85
Class B	.75%	.25%	495	372
Class C	.75%	.25%	19,564	2,857
			$932,777	$5,606

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$9,503
Class T	798
Class B(a)	36
Class C(a)	212
$10,549

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, and Class I. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FIIOC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class O	$88,108	–(a)
Class A	190,368.05
Class T	7,896.35
Class B	136.27
Class C	5,968.30
Class I	3,269.16
	$295,745

 (a) Amount less than 0.005%.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20,717 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,514.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,576 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $470,695. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $12,281 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $19,745.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2016	Year ended September 30, 2015
From net investment income
Class O	$36,424,619	$33,600,473
Class A	4,587,832	3,972,265
Class T	16,359	13,494
Class B	67	–
Class C	8,649	1,465
Class I	22,173	23,975
Total	$41,059,699	$37,611,672
From net realized gain
Class O	$97,870,657	$357,672,834
Class A	15,426,922	54,510,836
Class T	95,017	316,906
Class B	4,257	20,279
Class C	93,827	278,048
Class I	67,815	284,452
Total	$113,558,495	$413,083,355

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2016	Year ended September 30, 2015	Year ended September 30, 2016	Year ended September 30, 2015
Class O
Shares sold	3,796,028	3,465,693	$51,260,909	$51,730,981
Reinvestment of distributions	10,013,971	27,334,022	129,981,334	381,036,246
Shares redeemed	(16,381,859)	(17,887,979)	(220,778,970)	(267,340,065)
Net increase (decrease)	(2,571,860)	12,911,736	$(39,536,727)	$165,427,162
Class A
Shares sold	1,647,724	1,335,357	$21,492,880	$19,472,587
Reinvestment of distributions	1,569,099	4,291,544	19,770,642	58,150,425
Shares redeemed	(3,047,639)	(2,815,140)	(39,772,596)	(40,869,718)
Net increase (decrease)	169,184	2,811,761	$1,490,926	$36,753,294
Class T
Shares sold	45,779	38,308	$577,184	$544,786
Reinvestment of distributions	8,994	24,795	110,987	329,525
Shares redeemed	(31,514)	(34,604)	(391,370)	(480,691)
Net increase (decrease)	23,259	28,499	$296,801	$393,620
Class B
Shares sold	538	–	$6,000	$–
Reinvestment of distributions	358	1,560	4,324	20,279
Shares redeemed	(8,425)	(3,365)	(101,595)	(46,212)
Net increase (decrease)	(7,529)	(1,805)	$(91,271)	$(25,933)
Class C
Shares sold	34,075	37,660	$424,498	$510,667
Reinvestment of distributions	6,942	17,743	83,232	229,419
Shares redeemed	(47,084)	(18,198)	(568,384)	(249,829)
Net increase (decrease)	(6,067)	37,205	$(60,654)	$490,257
Class I
Shares sold	213,601	75,425	$2,992,482	$1,179,164
Reinvestment of distributions	6,543	20,995	85,389	293,929
Shares redeemed	(40,066)	(80,371)	(545,034)	(1,184,496)
Net increase (decrease)	180,078	16,049	$2,532,837	$288,597

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Capital Development Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Capital Development Fund (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Capital Development Fund as of September 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 15, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Class O	.59%
Actual		$1,000.00	$1,104.10	$3.10
Hypothetical-C		$1,000.00	$1,022.05	$2.98
Class A	.89%
Actual		$1,000.00	$1,102.60	$4.68
Hypothetical-C		$1,000.00	$1,020.55	$4.50
Class T	1.44%
Actual		$1,000.00	$1,099.30	$7.56
Hypothetical-C		$1,000.00	$1,017.80	$7.26
Class C	1.89%
Actual		$1,000.00	$1,096.50	$9.91
Hypothetical-C		$1,000.00	$1,015.55	$9.52
Class I	.74%
Actual		$1,000.00	$1,103.70	$3.89
Hypothetical-C		$1,000.00	$1,021.30	$3.74

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend with respect to the taxable year ended September 30, 2016, $52,936,181, or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class T, Class B, Class C, Class I and Class O designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A, Class T, Class B, Class C, Class I and Class O designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Capital Development Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Capital Development Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance. The Board noted that there was a portfolio management change for the fund in December 2013.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Capital Development Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and Class O ranked below the competitive median for 2015 and the total expense ratio of Class T ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

DESIIN-ANN-1116
1.791866.113

Fidelity Advisor® Diversified Stock Fund Class A, Class T, Class C, Class I and Class Z Annual Report September 30, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	8.05%	14.26%	6.21%
Class T (incl. 3.50% sales charge)	10.19%	14.30%	6.03%
Class C (incl. contingent deferred sales charge)	12.56%	14.55%	5.87%
Class I	14.92%	15.80%	7.04%
Class Z	15.00%	15.88%	7.08%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on August 13, 2013. Returns prior to August 13, 2013, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Diversified Stock Fund - Class A on September 30, 2006, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$18,259	Fidelity Advisor® Diversified Stock Fund - Class A
$20,114	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index rose 15.43% for the year ending September 2016, overcoming uncertainty about the global economy, U.S. Federal Reserve monetary policy and the U.K.’s June vote to leave the European Union (Brexit). Volatility peaked in early 2016, as continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009. Markets regained positive momentum amid U.S. job gains, a rally in energy and materials markets, global economic stimulus and perceived softening of U.S. monetary policy. The June 23 Brexit vote surprised markets, though, and was followed by a two-day near-tumult. Sentiment rebounded rapidly and stayed largely positive through September. For the year, value-oriented and small-cap stocks outperformed. Among S&P 500 sectors, dividend-rich telecom services (+27%) led amid strong demand for yield, especially earlier in the period, as well as increased competition and consolidation. Utilities (+17%) and consumer staples (+16%) also benefited. Added demand for perceived safe-haven investments such as precious metals-related securities boosted materials (+22%). Information technology (+23%) was helped by strong results from some of the largest and best-known tech names. The newly created real estate sector (+17%) finished far ahead of financials (+6%), which was held back by low interest rates that squeezed bank profits.

Comments from Portfolio Manager James Morrow:  For the year, the fund’s share classes (excluding sales charges, if applicable) turned in strong absolute performance but nonetheless trailed the S&P 500®. Compared with the benchmark, adverse positioning in the financials, information technology and consumer discretionary sectors weighed on fund results. In contrast, security selection in energy and, to a lesser extent, industrials contributed. Individually, our biggest relative detractor was online retail giant Amazon.com, which we held early in the period but sold in December 2015. Amazon’s shares rose about 64% for the full year. In financials, non-benchmark stakes in poor-performing alternative asset managers Blackstone Group and KKR and mortgage insurer Radian Group hampered results. Elsewhere, a significant underweight in outperforming software giant Microsoft hurt. On the positive side, three interrelated energy transportation companies – Williams Partners (WP), Energy Transfer Equity (ETE) and Williams Companies (WC), the latter of which is the parent of WP and the only one of the three in the benchmark – added value. Early on, the prices of all three stocks were depressed due to uncertainty about whether ETE’s pending acquisition of WC would go forward. The termination of the deal late in the period provided a boost to all three, led by ETE’s 120% full-period gain. We ultimately sold the fund’s ETE stake in July, while WC was among the fund’s largest holdings as of September 30.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.1	2.8
Alphabet, Inc. Class C	2.9	2.9
The Williams Companies, Inc.	2.9	1.3
Cisco Systems, Inc.	2.8	2.6
Bank of America Corp.	2.4	1.6
Procter & Gamble Co.	2.3	2.2
JPMorgan Chase & Co.	2.1	2.2
Qualcomm, Inc.	2.1	1.7
Facebook, Inc. Class A	1.9	1.5
Morgan Stanley	1.9	1.3
	24.4

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	19.8
Information Technology	18.8	19.2
Health Care	13.6	12.3
Energy	10.5	9.5
Consumer Discretionary	9.8	8.5

Asset Allocation (% of fund's net assets)

As of September 30, 2016*
Stocks	96.8%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 12.6%

As of March 31, 2016*
Stocks	95.5%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 11.0%

Investments September 30, 2016

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.4%
Delphi Automotive PLC	100,000	$7,132,000
Automobiles - 1.3%
Fiat Chrysler Automobiles NV	1,000,000	6,346,927
General Motors Co.	550,000	17,473,500
		23,820,427
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs, Inc.	7,500	1,097,625
Dunkin' Brands Group, Inc.	100,000	5,208,000
Whitbread PLC	75,000	3,806,793
		10,112,418
Household Durables - 1.0%
KB Home	650,000	10,478,000
Taylor Morrison Home Corp. (a)	400,000	7,040,000
Tupperware Brands Corp.	25,000	1,634,250
		19,152,250
Leisure Products - 1.1%
Brunswick Corp.	125,000	6,097,500
New Academy Holding Co. LLC unit (a)(b)(c)	60,000	7,605,000
NJOY, Inc. (a)(c)	787,486	8
Polaris Industries, Inc. (d)	75,000	5,808,000
		19,510,508
Media - 2.4%
Comcast Corp. Class A	300,000	19,902,000
The Walt Disney Co.	150,000	13,929,000
Time Warner, Inc.	137,500	10,946,375
		44,777,375
Multiline Retail - 1.7%
Dollar General Corp.	25,000	1,749,750
Kohl's Corp.	137,500	6,015,625
Macy's, Inc.	175,000	6,483,750
Target Corp.	250,000	17,170,000
		31,419,125
Specialty Retail - 0.7%
Bed Bath & Beyond, Inc.	87,500	3,772,125
GNC Holdings, Inc.	85,700	1,749,994
L Brands, Inc.	25,000	1,769,250
Stage Stores, Inc.	324,114	1,818,280
TJX Companies, Inc.	57,500	4,299,850
		13,409,499
Textiles, Apparel & Luxury Goods - 0.4%
Tory Burch LLC unit (c)(e)	70,274	4,059,026
VF Corp.	50,000	2,802,500
		6,861,526

TOTAL CONSUMER DISCRETIONARY		176,195,128

CONSUMER STAPLES - 5.9%
Beverages - 0.4%
Diageo PLC sponsored ADR	60,000	6,962,400
Food & Staples Retailing - 2.6%
CVS Health Corp.	277,500	24,694,725
Walgreens Boots Alliance, Inc.	200,000	16,124,000
Whole Foods Market, Inc.	225,000	6,378,750
		47,197,475
Food Products - 0.6%
Amplify Snack Brands, Inc. (a)(d)	337,500	5,467,500
B&G Foods, Inc. Class A	100,000	4,918,000
		10,385,500
Household Products - 2.3%
Procter & Gamble Co.	475,000	42,631,250

TOTAL CONSUMER STAPLES		107,176,625

ENERGY - 10.4%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	142,300	7,181,881
Oceaneering International, Inc.	112,500	3,094,875
Schlumberger Ltd.	50,000	3,932,000
		14,208,756
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	250,000	15,840,000
Cabot Oil & Gas Corp.	100,000	2,580,000
Chevron Corp.	137,500	14,151,500
ConocoPhillips Co.	525,000	22,821,750
EQT Corp.	25,000	1,815,500
Imperial Oil Ltd.	300,000	9,384,504
Kinder Morgan, Inc.	450,000	10,408,500
Southwestern Energy Co. (a)	287,500	3,979,000
Suncor Energy, Inc.	800,000	22,208,163
The Williams Companies, Inc.	1,700,000	52,241,000
Trilogy Energy Corp. (a)	800,000	4,396,509
Valero Energy Corp.	50,000	2,650,000
Williams Partners LP	375,000	13,946,250
		176,422,676

TOTAL ENERGY		190,631,432

FINANCIALS - 21.6%
Banks - 8.2%
Bank of America Corp.	2,800,000	43,820,000
Citigroup, Inc.	100,000	4,723,000
Comerica, Inc.	75,000	3,549,000
JPMorgan Chase & Co.	575,000	38,289,250
KeyCorp	475,000	5,780,750
Regions Financial Corp.	675,000	6,662,250
Standard Chartered PLC (United Kingdom)	450,014	3,664,784
SunTrust Banks, Inc.	275,000	12,045,000
U.S. Bancorp	300,000	12,867,000
Wells Fargo & Co.	400,000	17,712,000
		149,113,034
Capital Markets - 6.9%
Ares Capital Corp.	175,000	2,712,500
KKR & Co. LP	1,244,400	17,745,144
McGraw Hill Financial, Inc.	70,000	8,859,200
Morgan Stanley	1,100,000	35,266,000
MSCI, Inc. Class A	87,500	7,344,750
Northern Trust Corp.	25,000	1,699,750
State Street Corp.	400,000	27,852,000
The Blackstone Group LP	950,000	24,253,500
		125,732,844
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	150,000	21,670,500
KKR Renaissance Co-Invest LP unit (a)(c)	50,000	6,786,000
WME Entertainment Parent, LLC Class A unit (c)(e)	2,434,260	4,999,999
		33,456,499
Insurance - 2.9%
American International Group, Inc.	300,000	17,802,000
Chubb Ltd.	200,000	25,130,000
MetLife, Inc.	225,000	9,996,750
		52,928,750
Thrifts & Mortgage Finance - 1.8%
MGIC Investment Corp. (a)	650,000	5,200,000
NMI Holdings, Inc. (a)	575,000	4,381,500
Radian Group, Inc.	1,703,800	23,086,490
		32,667,990

TOTAL FINANCIALS		393,899,117

HEALTH CARE - 13.6%
Biotechnology - 4.5%
AbbVie, Inc.	150,000	9,460,500
Alnylam Pharmaceuticals, Inc. (a)	20,900	1,416,602
Amgen, Inc.	100,000	16,681,000
Biogen, Inc. (a)	30,000	9,390,900
BioMarin Pharmaceutical, Inc. (a)	40,000	3,700,800
Celgene Corp. (a)	125,000	13,066,250
Gilead Sciences, Inc.	250,000	19,780,000
Intercept Pharmaceuticals, Inc. (a)	17,000	2,798,030
Spark Therapeutics, Inc. (a)	52,200	3,135,132
Trevena, Inc. (a)	325,000	2,193,750
Vertex Pharmaceuticals, Inc. (a)	12,500	1,090,125
		82,713,089
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	375,000	8,925,000
Medtronic PLC	285,000	24,624,000
		33,549,000
Health Care Providers & Services - 2.2%
Air Methods Corp. (a)	50,000	1,574,500
Anthem, Inc.	50,000	6,265,500
Cigna Corp.	37,500	4,887,000
Express Scripts Holding Co. (a)	125,000	8,816,250
McKesson Corp.	50,000	8,337,500
UnitedHealth Group, Inc.	75,000	10,500,000
		40,380,750
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	25,000	1,934,250
Pharmaceuticals - 5.0%
Astellas Pharma, Inc.	275,000	4,295,241
Bristol-Myers Squibb Co.	100,000	5,392,000
GlaxoSmithKline PLC sponsored ADR	387,500	16,712,875
Jazz Pharmaceuticals PLC (a)	75,000	9,111,000
Johnson & Johnson	262,500	31,009,125
Merck & Co., Inc.	187,500	11,701,875
Teva Pharmaceutical Industries Ltd. sponsored ADR	175,000	8,051,750
TherapeuticsMD, Inc. (a)	450,000	3,064,500
Valeant Pharmaceuticals International, Inc. (Canada) (a)	50,000	1,227,500
		90,565,866

TOTAL HEALTH CARE		249,142,955

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.2%
General Dynamics Corp.	60,000	9,309,600
The Boeing Co.	75,000	9,880,500
United Technologies Corp.	200,000	20,320,000
		39,510,100
Air Freight & Logistics - 1.9%
FedEx Corp.	50,000	8,734,000
PostNL NV (a)	2,330,000	10,576,936
United Parcel Service, Inc. Class B	150,000	16,404,000
		35,714,936
Airlines - 0.3%
Copa Holdings SA Class A	62,500	5,495,625
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	125,000	6,465,000
Electrical Equipment - 0.8%
AMETEK, Inc.	95,000	4,539,100
Eaton Corp. PLC	150,000	9,856,500
		14,395,600
Industrial Conglomerates - 1.6%
General Electric Co.	975,000	28,879,500
Machinery - 1.1%
Allison Transmission Holdings, Inc.	150,000	4,302,000
Cummins, Inc.	45,000	5,766,750
Melrose Industries PLC	1,250,000	2,827,227
Rational AG	15,000	7,515,211
		20,411,188
Professional Services - 0.0%
Acacia Research Corp. (a)	82,500	537,900
Road & Rail - 1.4%
Celadon Group, Inc.	500,000	4,370,000
CSX Corp.	150,000	4,575,000
Genesee & Wyoming, Inc. Class A (a)	75,000	5,171,250
J.B. Hunt Transport Services, Inc.	115,000	9,331,100
Swift Transporation Co. (a)	125,000	2,683,750
		26,131,100

TOTAL INDUSTRIALS		177,540,949

INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.8%
Cisco Systems, Inc.	1,600,000	50,752,000
Electronic Equipment & Components - 0.6%
Dell Technologies, Inc. (a)	52,943	2,530,675
TE Connectivity Ltd.	125,000	8,047,500
		10,578,175
Internet Software & Services - 4.9%
Alphabet, Inc. Class C (a)	68,000	52,855,720
Facebook, Inc. Class A (a)	275,000	35,274,250
Twitter, Inc. (a)	87,500	2,016,875
		90,146,845
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	75,000	3,578,250
First Data Corp. Class A (a)	1,200,000	15,792,000
IBM Corp.	37,500	5,956,875
MasterCard, Inc. Class A	125,000	12,721,250
Paychex, Inc.	145,000	8,391,150
Visa, Inc. Class A	287,500	23,776,250
		70,215,775
Semiconductors & Semiconductor Equipment - 2.1%
Qualcomm, Inc.	550,000	37,675,000
Software - 1.5%
Microsoft Corp.	325,000	18,720,000
Mobileye NV (a)	112,500	4,789,125
SS&C Technologies Holdings, Inc.	137,500	4,420,625
		27,929,750
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	500,000	56,525,000

TOTAL INFORMATION TECHNOLOGY		343,822,545

MATERIALS - 3.2%
Chemicals - 2.2%
CF Industries Holdings, Inc.	150,000	3,652,500
Eastman Chemical Co.	25,000	1,692,000
Ingevity Corp. (a)	35,000	1,613,500
LyondellBasell Industries NV Class A	112,500	9,074,250
Monsanto Co.	50,000	5,110,000
Potash Corp. of Saskatchewan, Inc.	250,000	4,068,372
The Dow Chemical Co.	250,000	12,957,500
Tronox Ltd. Class A	275,000	2,576,750
		40,744,872
Containers & Packaging - 0.7%
WestRock Co.	262,500	12,726,000
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	200,000	2,172,000
Randgold Resources Ltd. sponsored ADR	35,000	3,502,450
		5,674,450

TOTAL MATERIALS		59,145,322

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Public Storage	25,000	5,578,500
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	387,500	15,736,375
Verizon Communications, Inc.	350,000	18,193,000
		33,929,375
UTILITIES - 1.6%
Electric Utilities - 1.4%
Entergy Corp.	75,000	5,754,750
Exelon Corp.	500,000	16,645,000
PPL Corp.	100,000	3,457,000
		25,856,750
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	300,000	3,717,000

TOTAL UTILITIES		29,573,750

TOTAL COMMON STOCKS
(Cost $1,514,350,960)		1,766,635,698

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Germany)
(Cost $4,035,990)	75,000	3,827,956
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17
(Cost $2,000,000)	$2,000,000	1,722,440
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.43% (f)	59,563,529	59,581,398
Fidelity Securities Lending Cash Central Fund 0.46% (f)(g)	10,078,991	10,081,007
TOTAL MONEY MARKET FUNDS
(Cost $69,643,979)		69,662,405
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $1,590,030,929)		1,841,848,499
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(12,691,700)
NET ASSETS - 100%		$1,829,156,799

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,450,033 or 1.3% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
NJOY, Inc.	6/7/13 - 2/14/14	$878,142
Tory Burch LLC unit	5/14/15	$5,014,345
WME Entertainment Parent, LLC Class A unit	8/16/16	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$149,219
Fidelity Securities Lending Cash Central Fund	271,140
Total	$420,359

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$180,023,084	$168,359,050	$--	$11,664,034
Consumer Staples	107,176,625	107,176,625	--	--
Energy	190,631,432	190,631,432	--	--
Financials	393,899,117	382,113,118	--	11,785,999
Health Care	249,142,955	244,847,714	4,295,241	--
Industrials	177,540,949	177,540,949	--	--
Information Technology	343,822,545	343,822,545	--	--
Materials	59,145,322	59,145,322	--	--
Real Estate	5,578,500	5,578,500	--	--
Telecommunication Services	33,929,375	33,929,375	--	--
Utilities	29,573,750	29,573,750	--	--
Corporate Bonds	1,722,440	--	--	1,722,440
Money Market Funds	69,662,405	69,662,405	--	--
Total Investments in Securities:	$1,841,848,499	$1,812,380,785	$4,295,241	$25,172,473

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$29,469,311
Net Realized Gain (Loss) on Investment Securities	(2)
Net Unrealized Gain (Loss) on Investment Securities	(2,445,132)
Cost of Purchases	5,884,566
Proceeds of Sales	(9,536,710)
Amortization/Accretion	--
Transfers into Level 3	1,800,440
Transfers out of Level 3	--
Ending Balance	$25,172,473
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2016	$(1,232,932)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.4%
Ireland	2.4%
Canada	2.2%
United Kingdom	1.9%
Switzerland	1.9%
Netherlands	1.7%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value (including securities loaned of $10,092,540) — See accompanying schedule: Unaffiliated issuers (cost $1,520,386,950)	$1,772,186,094
Fidelity Central Funds (cost $69,643,979)	69,662,405
Total Investments (cost $1,590,030,929)		$1,841,848,499
Restricted cash		45,375
Receivable for fund shares sold		95,321
Dividends receivable		1,674,264
Interest receivable		35,667
Distributions receivable from Fidelity Central Funds		32,133
Prepaid expenses		5,269
Other receivables		70,202
Total assets		1,843,806,730
Liabilities
Payable for investments purchased	$292,255
Payable for fund shares redeemed	3,337,038
Accrued management fee	635,685
Distribution and service plan fees payable	79,333
Other affiliated payables	107,205
Other payables and accrued expenses	119,540
Collateral on securities loaned, at value	10,078,875
Total liabilities		14,649,931
Net Assets		$1,829,156,799
Net Assets consist of:
Paid in capital		$1,565,258,233
Undistributed net investment income		19,582,362
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,500,774)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		251,816,978
Net Assets		$1,829,156,799
Class O:
Net Asset Value, offering price and redemption price per share ($1,509,619,504 ÷ 67,775,109 shares)		$22.27
Class A:
Net Asset Value and redemption price per share ($225,106,600 ÷ 10,367,582 shares)		$21.71
Maximum offering price per share (100/94.25 of $21.71)		$23.03
Class T:
Net Asset Value and redemption price per share ($30,261,164 ÷ 1,405,633 shares)		$21.53
Maximum offering price per share (100/96.50 of $21.53)		$22.31
Class C:
Net Asset Value and offering price per share ($23,619,597 ÷ 1,122,911 shares)(a)		$21.03
Class I:
Net Asset Value, offering price and redemption price per share ($40,468,440 ÷ 1,764,235 shares)		$22.94
Class Z:
Net Asset Value, offering price and redemption price per share ($81,494 ÷ 3,580 shares)		$22.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$40,217,774
Interest		60,123
Income from Fidelity Central Funds		420,359
Total income		40,698,256
Expenses
Management fee	$7,359,027
Transfer agent fees	628,903
Distribution and service plan fees	924,252
Accounting and security lending fees	544,243
Custodian fees and expenses	37,909
Independent trustees' fees and expenses	7,740
Appreciation in deferred trustee compensation account	438
Registration fees	101,237
Audit	88,910
Legal	10,069
Interest	104
Miscellaneous	17,688
Total expenses before reductions	9,720,520
Expense reductions	(52,733)	9,667,787
Net investment income (loss)		31,030,469
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,365,224)
Fidelity Central Funds	5,092
Foreign currency transactions	31,085
Total net realized gain (loss)		(3,329,047)
Change in net unrealized appreciation (depreciation) on: Investment securities	219,079,864
Assets and liabilities in foreign currencies	(7,059)
Total change in net unrealized appreciation (depreciation)		219,072,805
Net gain (loss)		215,743,758
Net increase (decrease) in net assets resulting from operations		$246,774,227

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,030,469	$34,565,615
Net realized gain (loss)	(3,329,047)	125,335,101
Change in net unrealized appreciation (depreciation)	219,072,805	(268,820,101)
Net increase (decrease) in net assets resulting from operations	246,774,227	(108,919,385)
Distributions to shareholders from net investment income	(28,006,148)	(25,946,174)
Distributions to shareholders from net realized gain	(111,377,160)	(172,571,626)
Total distributions	(139,383,308)	(198,517,800)
Share transactions - net increase (decrease)	(14,315,901)	(112,378,825)
Total increase (decrease) in net assets	93,075,018	(419,816,010)
Net Assets
Beginning of period	1,736,081,781	2,155,897,791
End of period	$1,829,156,799	$1,736,081,781
Other Information
Undistributed net investment income end of period	$19,582,362	$19,928,648

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class O

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.04	$24.63	$21.17	$17.53	$13.33
Income from Investment Operations
Net investment income (loss)A	.38	.40	.40	.32	.24
Net realized and unrealized gain (loss)	2.57	(1.71)	3.39	3.64	4.19
Total from investment operations	2.95	(1.31)	3.79	3.96	4.43
Distributions from net investment income	(.36)	(.31)	(.27)	(.29)	(.20)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(1.72)	(2.28)	(.33)	(.32)	(.23)
Net asset value, end of period	$22.27	$21.04	$24.63	$21.17	$17.53
Total ReturnB,C	15.05%	(5.92)%	18.08%	23.05%	33.55%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.47%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.47%	.50%	.50%	.49%	.51%
Net investment income (loss)	1.84%	1.70%	1.69%	1.68%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,509,620	$1,426,230	$1,866,810	$1,622,353	$1,515,727
Portfolio turnover rateF	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.55	$24.12	$20.75	$17.18	$13.07
Income from Investment Operations
Net investment income (loss)A	.30	.31	.32	.26	.19
Net realized and unrealized gain (loss)	2.51	(1.67)	3.33	3.58	4.10
Total from investment operations	2.81	(1.36)	3.65	3.84	4.29
Distributions from net investment income	(.29)	(.24)	(.21)	(.24)	(.15)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(1.65)	(2.21)	(.28)B	(.27)	(.18)
Net asset value, end of period	$21.71	$20.55	$24.12	$20.75	$17.18
Total ReturnC,D,E	14.64%	(6.25)%	17.71%	22.73%	33.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%	.83%	.81%	.82%	.84%
Expenses net of fee waivers, if any	.83%	.83%	.81%	.82%	.84%
Expenses net of all reductions	.83%	.82%	.81%	.81%	.84%
Net investment income (loss)	1.48%	1.37%	1.38%	1.37%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$225,107	$212,181	$209,737	$153,940	$127,100
Portfolio turnover rateH	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

 C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.38	$23.95	$20.61	$17.08	$12.99
Income from Investment Operations
Net investment income (loss)A	.22	.22	.21	.17	.12
Net realized and unrealized gain (loss)	2.48	(1.66)	3.32	3.56	4.08
Total from investment operations	2.70	(1.44)	3.53	3.73	4.20
Distributions from net investment income	(.19)	(.17)	(.13)	(.17)	(.08)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(1.55)	(2.13)B	(.19)	(.20)	(.11)
Net asset value, end of period	$21.53	$20.38	$23.95	$20.61	$17.08
Total ReturnC,D	14.18%	(6.62)%	17.21%	22.11%	32.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.24%	1.23%	1.27%	1.28%	1.29%
Expenses net of fee waivers, if any	1.24%	1.23%	1.27%	1.28%	1.29%
Expenses net of all reductions	1.24%	1.23%	1.27%	1.27%	1.28%
Net investment income (loss)	1.08%	.97%	.92%	.91%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$30,261	$29,482	$23,443	$22,903	$14,874
Portfolio turnover rateG	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.93	$23.49	$20.28	$16.83	$12.81
Income from Investment Operations
Net investment income (loss)A	.11	.10	.10	.08	.04
Net realized and unrealized gain (loss)	2.43	(1.62)	3.26	3.51	4.04
Total from investment operations	2.54	(1.52)	3.36	3.59	4.08
Distributions from net investment income	(.08)	(.08)	(.09)	(.11)	(.03)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(1.44)	(2.04)B	(.15)	(.14)	(.06)
Net asset value, end of period	$21.03	$19.93	$23.49	$20.28	$16.83
Total ReturnC,D	13.56%	(7.09)%	16.62%	21.52%	31.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.77%	1.75%	1.76%	1.77%	1.77%
Expenses net of fee waivers, if any	1.77%	1.75%	1.76%	1.77%	1.77%
Expenses net of all reductions	1.76%	1.75%	1.76%	1.75%	1.77%
Net investment income (loss)	.55%	.45%	.43%	.42%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$23,620	$22,879	$22,094	$11,119	$4,775
Portfolio turnover rateG	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.61	$25.10	$21.56	$17.84	$13.58
Income from Investment Operations
Net investment income (loss)A	.36	.38	.35	.29	.21
Net realized and unrealized gain (loss)	2.65	(1.77)	3.49	3.72	4.26
Total from investment operations	3.01	(1.39)	3.84	4.01	4.47
Distributions from net investment income	(.32)	(.14)	(.23)	(.26)	(.18)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(1.68)	(2.10)B	(.30)C	(.29)	(.21)
Net asset value, end of period	$22.94	$21.61	$25.10	$21.56	$17.84
Total ReturnD	14.92%	(6.06)%	17.93%	22.82%	33.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%	.65%	.68%	.71%	.75%
Expenses net of fee waivers, if any	.64%	.64%	.68%	.71%	.75%
Expenses net of all reductions	.64%	.63%	.67%	.70%	.75%
Net investment income (loss)	1.67%	1.56%	1.52%	1.48%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$40,468	$44,760	$33,013	$266,008	$223,854
Portfolio turnover rateG	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class Z

Years ended September 30,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$21.47	$25.09	$21.56	$21.44
Income from Investment Operations
Net investment income (loss)B	.38	.41	.40	.04
Net realized and unrealized gain (loss)	2.62	(1.76)	3.47	.08
Total from investment operations	3.00	(1.35)	3.87	.12
Distributions from net investment income	(.35)	(.31)	(.27)	–
Distributions from net realized gain	(1.36)	(1.97)	(.06)	–
Total distributions	(1.71)	(2.27)C	(.34)D	–
Net asset value, end of period	$22.76	$21.47	$25.09	$21.56
Total ReturnE,F	15.00%	(5.94)%	18.10%	.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%	.51%	.51%	.52%I
Expenses net of fee waivers, if any	.51%	.51%	.51%	.52%I
Expenses net of all reductions	.51%	.51%	.51%	.50%I
Net investment income (loss)	1.81%	1.69%	1.68%	1.36%I
Supplemental Data
Net assets, end of period (000 omitted)	$81	$83	$119	$101
Portfolio turnover rateJ	46%	53%	55%	55%

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2016

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Class I, and Class Z, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$ 1,722,440	Market approach	Conversion factor	7.1	Increase
			Credit spread	25.0%	Decrease
			Bond floor	0.0	Increase
Equities	$ 23,450,033	Expected distribution	Recovery rate	0.0%	Increase
		Market approach	Transaction price	$2.05	Increase
			Liquidity preference	$62.18	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	8.2 - 13.4 / 10.4	Increase
			Discount rate	8.0%	Decrease
			Discount for lack of marketability	15.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$322,776,443
Gross unrealized depreciation	(77,418,354)
Net unrealized appreciation (depreciation) on securities	$245,358,089
Tax Cost	$1,596,490,410

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$21,632,182
Capital loss carryforward	$(1,096,372)
Net unrealized appreciation (depreciation) on securities and other investments	$245,357,497

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(–)
Long-term	(1,096,372)
Total no expiration	$(1,096,372)
Total capital loss carryforward	$(1,096,372)

The tax character of distributions paid was as follows:

	September 30, 2016	September 30, 2015
Ordinary Income	$47,087,676	$ 25,946,174
Long-term Capital Gains	92,295,632	172,571,626
Total	$139,383,308	$ 198,517,800

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $9,104,400 in these Subsidiaries representing 0.50% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $798,285,711 and $957,989,887, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$543,648	$8,849
Class T	.25%	.25%	146,846	–
Class B	.75%	.25%	2,983	2,237
Class C	.75%	.25%	230,775	37,840
			$924,252	$48,926

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$21,053
Class T	5,836
Class B(a)	10
Class C(a)	5,172
$32,071

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Class I and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class O	$137,154.01
Class A	264,887.12
Class T	80,911.28
Class B	836.28
Class C	70,156.30
Class I	74,923.18
Class Z	36.05
	$628,903

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $22,306 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$9,075,000.41%		$104

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,633 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,069,200. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $271,140, including $8,765 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $40,024 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,709.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2016	Year ended September 30, 2015
From net investment income
Class O	$24,029,748	$23,240,677
Class A	2,964,199	2,228,099
Class T	276,577	185,875
Class B	538	286
Class C	87,577	80,262
Class I	646,211	209,650
Class Z	1,298	1,325
Total	$28,006,148	$25,946,174
From net realized gain
Class O	$91,032,400	$147,315,868
Class A	14,095,488	18,017,348
Class T	1,938,891	2,213,599
Class B	29,246	56,242
Class C	1,546,810	1,996,392
Class I	2,729,338	2,963,753
Class Z	4,987	8,424
Total	$111,377,160	$172,571,626

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2016	Year ended September 30, 2015	Year ended September 30, 2016	Year ended September 30, 2015
Class O
Shares sold	799,999	2,287,530	$16,579,044	$53,641,943
Reinvestment of distributions	5,127,861	6,840,387	101,377,968	153,635,091
Shares redeemed	(5,942,608)	(17,121,478)	(123,801,861)	(390,687,724)
Net increase (decrease)	(14,748)	(7,993,561)	$(5,844,849)	$(183,410,690)
Class A
Shares sold	1,448,406	3,109,762	$29,334,334	$72,097,550
Reinvestment of distributions	873,334	911,032	16,881,539	20,033,590
Shares redeemed	(2,279,147)	(2,391,662)	(46,026,366)	(54,542,127)
Net increase (decrease)	42,593	1,629,132	$189,507	$37,589,013
Class T
Shares sold	365,733	734,570	$7,352,351	$16,881,464
Reinvestment of distributions	103,040	97,386	1,980,422	2,130,797
Shares redeemed	(509,992)	(364,096)	(10,168,783)	(8,173,269)
Net increase (decrease)	(41,219)	467,860	$(836,010)	$10,838,992
Class B
Shares sold	44	3,301	$854	$77,862
Reinvestment of distributions	1,480	2,423	28,467	52,867
Shares redeemed	(24,577)	(11,358)	(482,652)	(258,989)
Net increase (decrease)	(23,053)	(5,634)	$(453,331)	$(128,260)
Class C
Shares sold	205,898	407,214	$4,025,706	$9,151,851
Reinvestment of distributions	81,688	86,086	1,540,645	1,849,987
Shares redeemed	(312,756)	(285,644)	(6,151,082)	(6,367,594)
Net increase (decrease)	(25,170)	207,656	$(584,731)	$4,634,244
Class I
Shares sold	483,868	1,334,628	$10,271,737	$32,026,397
Reinvestment of distributions	157,235	131,239	3,204,452	3,031,625
Shares redeemed	(947,650)	(710,295)	(20,256,990)	(16,937,834)
Net increase (decrease)	(306,547)	755,572	$(6,780,801)	$18,120,188
Class Z
Shares sold	5	1	$108	$26
Reinvestment of distributions	311	425	6,285	9,749
Shares redeemed	(588)	(1,307)	(12,079)	(32,087)
Net increase (decrease)	(272)	(881)	$(5,686)	$(22,312)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Diversified Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Diversified Stock Fund (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Diversified Stock Fund as of September 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 17, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Class O	.47%
Actual		$1,000.00	$1,103.60	$2.47
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Class A	.83%
Actual		$1,000.00	$1,101.50	$4.36
Hypothetical-C		$1,000.00	$1,020.85	$4.19
Class T	1.24%
Actual		$1,000.00	$1,099.60	$6.51
Hypothetical-C		$1,000.00	$1,018.80	$6.26
Class C	1.77%
Actual		$1,000.00	$1,096.50	$9.28
Hypothetical-C		$1,000.00	$1,016.15	$8.92
Class I	.64%
Actual		$1,000.00	$1,102.90	$3.36
Hypothetical-C		$1,000.00	$1,021.80	$3.23
Class Z	.51%
Actual		$1,000.00	$1,103.20	$2.68
Hypothetical-C		$1,000.00	$1,022.45	$2.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

Class O designates 74%; Class A designates 84%; Class B designates 100%; Class T designates 100%; Class C designates 100%; Class I designates 79% and Class Z designates 74%; of the dividends distributed, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class O designates 88%; Class A designates 100%; Class B designates 100%; Class T designates 100%; Class C designates 100%; Class I designates 93% and Class Z designates 88%; of the dividends distributed, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Diversified Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Diversified Stock Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Diversified Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, Class Z, and Class O ranked below the competitive median for 2015 and the total expense ratio of Class T ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ADESI-ANN-1116
1.814744.111

Fidelity Advisor® Diversified Stock Fund Class O Annual Report September 30, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2016	Past 1 year	Past 5 years	Past 10 years
Class O	15.05%	16.00%	7.23%
$50/month 15-Year Plan	-45.01%	11.82%	5.83%

 The figures provided for a "$50/month 15-year Plan" illustrate the class' performance adjusted to reflect custodian fees and sales charges assessed by the Plans. The maximum creation and sales charges for the Plan is 50% of the first 12 investments in the Plan, and 5.70% on each subsequent investment thereafter, and a Custodian Fee of up to $1.50 per investment. Actual fees and charges will vary by Plan and investment amount. The illustration assumes an initial investment at the beginning of each period shown and does not reflect what investors would have earned had they made regular monthly investments over the period. Investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Diversified Stock Fund - Class O on September 30, 2006.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,100	Fidelity Advisor® Diversified Stock Fund - Class O
$20,114	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index rose 15.43% for the year ending September 2016, overcoming uncertainty about the global economy, U.S. Federal Reserve monetary policy and the U.K.’s June vote to leave the European Union (Brexit). Volatility peaked in early 2016, as continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009. Markets regained positive momentum amid U.S. job gains, a rally in energy and materials markets, global economic stimulus and perceived softening of U.S. monetary policy. The June 23 Brexit vote surprised markets, though, and was followed by a two-day near-tumult. Sentiment rebounded rapidly and stayed largely positive through September. For the year, value-oriented and small-cap stocks outperformed. Among S&P 500 sectors, dividend-rich telecom services (+27%) led amid strong demand for yield, especially earlier in the period, as well as increased competition and consolidation. Utilities (+17%) and consumer staples (+16%) also benefited. Added demand for perceived safe-haven investments such as precious metals-related securities boosted materials (+22%). Information technology (+23%) was helped by strong results from some of the largest and best-known tech names. The newly created real estate sector (+17%) finished far ahead of financials (+6%), which was held back by low interest rates that squeezed bank profits.

Comments from Portfolio Manager James Morrow:  For the year, the fund’s share classes (excluding sales charges, if applicable) turned in strong absolute performance but nonetheless trailed the S&P 500®. Compared with the benchmark, adverse positioning in the financials, information technology and consumer discretionary sectors weighed on fund results. In contrast, security selection in energy and, to a lesser extent, industrials contributed. Individually, our biggest relative detractor was online retail giant Amazon.com, which we held early in the period but sold in December 2015. Amazon’s shares rose about 64% for the full year. In financials, non-benchmark stakes in poor-performing alternative asset managers Blackstone Group and KKR and mortgage insurer Radian Group hampered results. Elsewhere, a significant underweight in outperforming software giant Microsoft hurt. On the positive side, three interrelated energy transportation companies – Williams Partners (WP), Energy Transfer Equity (ETE) and Williams Companies (WC), the latter of which is the parent of WP and the only one of the three in the benchmark – added value. Early on, the prices of all three stocks were depressed due to uncertainty about whether ETE’s pending acquisition of WC would go forward. The termination of the deal late in the period provided a boost to all three, led by ETE’s 120% full-period gain. We ultimately sold the fund’s ETE stake in July, while WC was among the fund’s largest holdings as of September 30.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.1	2.8
Alphabet, Inc. Class C	2.9	2.9
The Williams Companies, Inc.	2.9	1.3
Cisco Systems, Inc.	2.8	2.6
Bank of America Corp.	2.4	1.6
Procter & Gamble Co.	2.3	2.2
JPMorgan Chase & Co.	2.1	2.2
Qualcomm, Inc.	2.1	1.7
Facebook, Inc. Class A	1.9	1.5
Morgan Stanley	1.9	1.3
	24.4

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.6	19.8
Information Technology	18.8	19.2
Health Care	13.6	12.3
Energy	10.5	9.5
Consumer Discretionary	9.8	8.5

Asset Allocation (% of fund's net assets)

As of September 30, 2016*
Stocks	96.8%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 12.6%

As of March 31, 2016*
Stocks	95.5%
Convertible Securities	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 11.0%

Investments September 30, 2016

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.4%
Delphi Automotive PLC	100,000	$7,132,000
Automobiles - 1.3%
Fiat Chrysler Automobiles NV	1,000,000	6,346,927
General Motors Co.	550,000	17,473,500
		23,820,427
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs, Inc.	7,500	1,097,625
Dunkin' Brands Group, Inc.	100,000	5,208,000
Whitbread PLC	75,000	3,806,793
		10,112,418
Household Durables - 1.0%
KB Home	650,000	10,478,000
Taylor Morrison Home Corp. (a)	400,000	7,040,000
Tupperware Brands Corp.	25,000	1,634,250
		19,152,250
Leisure Products - 1.1%
Brunswick Corp.	125,000	6,097,500
New Academy Holding Co. LLC unit (a)(b)(c)	60,000	7,605,000
NJOY, Inc. (a)(c)	787,486	8
Polaris Industries, Inc. (d)	75,000	5,808,000
		19,510,508
Media - 2.4%
Comcast Corp. Class A	300,000	19,902,000
The Walt Disney Co.	150,000	13,929,000
Time Warner, Inc.	137,500	10,946,375
		44,777,375
Multiline Retail - 1.7%
Dollar General Corp.	25,000	1,749,750
Kohl's Corp.	137,500	6,015,625
Macy's, Inc.	175,000	6,483,750
Target Corp.	250,000	17,170,000
		31,419,125
Specialty Retail - 0.7%
Bed Bath & Beyond, Inc.	87,500	3,772,125
GNC Holdings, Inc.	85,700	1,749,994
L Brands, Inc.	25,000	1,769,250
Stage Stores, Inc.	324,114	1,818,280
TJX Companies, Inc.	57,500	4,299,850
		13,409,499
Textiles, Apparel & Luxury Goods - 0.4%
Tory Burch LLC unit (c)(e)	70,274	4,059,026
VF Corp.	50,000	2,802,500
		6,861,526

TOTAL CONSUMER DISCRETIONARY		176,195,128

CONSUMER STAPLES - 5.9%
Beverages - 0.4%
Diageo PLC sponsored ADR	60,000	6,962,400
Food & Staples Retailing - 2.6%
CVS Health Corp.	277,500	24,694,725
Walgreens Boots Alliance, Inc.	200,000	16,124,000
Whole Foods Market, Inc.	225,000	6,378,750
		47,197,475
Food Products - 0.6%
Amplify Snack Brands, Inc. (a)(d)	337,500	5,467,500
B&G Foods, Inc. Class A	100,000	4,918,000
		10,385,500
Household Products - 2.3%
Procter & Gamble Co.	475,000	42,631,250

TOTAL CONSUMER STAPLES		107,176,625

ENERGY - 10.4%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	142,300	7,181,881
Oceaneering International, Inc.	112,500	3,094,875
Schlumberger Ltd.	50,000	3,932,000
		14,208,756
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	250,000	15,840,000
Cabot Oil & Gas Corp.	100,000	2,580,000
Chevron Corp.	137,500	14,151,500
ConocoPhillips Co.	525,000	22,821,750
EQT Corp.	25,000	1,815,500
Imperial Oil Ltd.	300,000	9,384,504
Kinder Morgan, Inc.	450,000	10,408,500
Southwestern Energy Co. (a)	287,500	3,979,000
Suncor Energy, Inc.	800,000	22,208,163
The Williams Companies, Inc.	1,700,000	52,241,000
Trilogy Energy Corp. (a)	800,000	4,396,509
Valero Energy Corp.	50,000	2,650,000
Williams Partners LP	375,000	13,946,250
		176,422,676

TOTAL ENERGY		190,631,432

FINANCIALS - 21.6%
Banks - 8.2%
Bank of America Corp.	2,800,000	43,820,000
Citigroup, Inc.	100,000	4,723,000
Comerica, Inc.	75,000	3,549,000
JPMorgan Chase & Co.	575,000	38,289,250
KeyCorp	475,000	5,780,750
Regions Financial Corp.	675,000	6,662,250
Standard Chartered PLC (United Kingdom)	450,014	3,664,784
SunTrust Banks, Inc.	275,000	12,045,000
U.S. Bancorp	300,000	12,867,000
Wells Fargo & Co.	400,000	17,712,000
		149,113,034
Capital Markets - 6.9%
Ares Capital Corp.	175,000	2,712,500
KKR & Co. LP	1,244,400	17,745,144
McGraw Hill Financial, Inc.	70,000	8,859,200
Morgan Stanley	1,100,000	35,266,000
MSCI, Inc. Class A	87,500	7,344,750
Northern Trust Corp.	25,000	1,699,750
State Street Corp.	400,000	27,852,000
The Blackstone Group LP	950,000	24,253,500
		125,732,844
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	150,000	21,670,500
KKR Renaissance Co-Invest LP unit (a)(c)	50,000	6,786,000
WME Entertainment Parent, LLC Class A unit (c)(e)	2,434,260	4,999,999
		33,456,499
Insurance - 2.9%
American International Group, Inc.	300,000	17,802,000
Chubb Ltd.	200,000	25,130,000
MetLife, Inc.	225,000	9,996,750
		52,928,750
Thrifts & Mortgage Finance - 1.8%
MGIC Investment Corp. (a)	650,000	5,200,000
NMI Holdings, Inc. (a)	575,000	4,381,500
Radian Group, Inc.	1,703,800	23,086,490
		32,667,990

TOTAL FINANCIALS		393,899,117

HEALTH CARE - 13.6%
Biotechnology - 4.5%
AbbVie, Inc.	150,000	9,460,500
Alnylam Pharmaceuticals, Inc. (a)	20,900	1,416,602
Amgen, Inc.	100,000	16,681,000
Biogen, Inc. (a)	30,000	9,390,900
BioMarin Pharmaceutical, Inc. (a)	40,000	3,700,800
Celgene Corp. (a)	125,000	13,066,250
Gilead Sciences, Inc.	250,000	19,780,000
Intercept Pharmaceuticals, Inc. (a)	17,000	2,798,030
Spark Therapeutics, Inc. (a)	52,200	3,135,132
Trevena, Inc. (a)	325,000	2,193,750
Vertex Pharmaceuticals, Inc. (a)	12,500	1,090,125
		82,713,089
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	375,000	8,925,000
Medtronic PLC	285,000	24,624,000
		33,549,000
Health Care Providers & Services - 2.2%
Air Methods Corp. (a)	50,000	1,574,500
Anthem, Inc.	50,000	6,265,500
Cigna Corp.	37,500	4,887,000
Express Scripts Holding Co. (a)	125,000	8,816,250
McKesson Corp.	50,000	8,337,500
UnitedHealth Group, Inc.	75,000	10,500,000
		40,380,750
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	25,000	1,934,250
Pharmaceuticals - 5.0%
Astellas Pharma, Inc.	275,000	4,295,241
Bristol-Myers Squibb Co.	100,000	5,392,000
GlaxoSmithKline PLC sponsored ADR	387,500	16,712,875
Jazz Pharmaceuticals PLC (a)	75,000	9,111,000
Johnson & Johnson	262,500	31,009,125
Merck & Co., Inc.	187,500	11,701,875
Teva Pharmaceutical Industries Ltd. sponsored ADR	175,000	8,051,750
TherapeuticsMD, Inc. (a)	450,000	3,064,500
Valeant Pharmaceuticals International, Inc. (Canada) (a)	50,000	1,227,500
		90,565,866

TOTAL HEALTH CARE		249,142,955

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.2%
General Dynamics Corp.	60,000	9,309,600
The Boeing Co.	75,000	9,880,500
United Technologies Corp.	200,000	20,320,000
		39,510,100
Air Freight & Logistics - 1.9%
FedEx Corp.	50,000	8,734,000
PostNL NV (a)	2,330,000	10,576,936
United Parcel Service, Inc. Class B	150,000	16,404,000
		35,714,936
Airlines - 0.3%
Copa Holdings SA Class A	62,500	5,495,625
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	125,000	6,465,000
Electrical Equipment - 0.8%
AMETEK, Inc.	95,000	4,539,100
Eaton Corp. PLC	150,000	9,856,500
		14,395,600
Industrial Conglomerates - 1.6%
General Electric Co.	975,000	28,879,500
Machinery - 1.1%
Allison Transmission Holdings, Inc.	150,000	4,302,000
Cummins, Inc.	45,000	5,766,750
Melrose Industries PLC	1,250,000	2,827,227
Rational AG	15,000	7,515,211
		20,411,188
Professional Services - 0.0%
Acacia Research Corp. (a)	82,500	537,900
Road & Rail - 1.4%
Celadon Group, Inc.	500,000	4,370,000
CSX Corp.	150,000	4,575,000
Genesee & Wyoming, Inc. Class A (a)	75,000	5,171,250
J.B. Hunt Transport Services, Inc.	115,000	9,331,100
Swift Transporation Co. (a)	125,000	2,683,750
		26,131,100

TOTAL INDUSTRIALS		177,540,949

INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 2.8%
Cisco Systems, Inc.	1,600,000	50,752,000
Electronic Equipment & Components - 0.6%
Dell Technologies, Inc. (a)	52,943	2,530,675
TE Connectivity Ltd.	125,000	8,047,500
		10,578,175
Internet Software & Services - 4.9%
Alphabet, Inc. Class C (a)	68,000	52,855,720
Facebook, Inc. Class A (a)	275,000	35,274,250
Twitter, Inc. (a)	87,500	2,016,875
		90,146,845
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	75,000	3,578,250
First Data Corp. Class A (a)	1,200,000	15,792,000
IBM Corp.	37,500	5,956,875
MasterCard, Inc. Class A	125,000	12,721,250
Paychex, Inc.	145,000	8,391,150
Visa, Inc. Class A	287,500	23,776,250
		70,215,775
Semiconductors & Semiconductor Equipment - 2.1%
Qualcomm, Inc.	550,000	37,675,000
Software - 1.5%
Microsoft Corp.	325,000	18,720,000
Mobileye NV (a)	112,500	4,789,125
SS&C Technologies Holdings, Inc.	137,500	4,420,625
		27,929,750
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	500,000	56,525,000

TOTAL INFORMATION TECHNOLOGY		343,822,545

MATERIALS - 3.2%
Chemicals - 2.2%
CF Industries Holdings, Inc.	150,000	3,652,500
Eastman Chemical Co.	25,000	1,692,000
Ingevity Corp. (a)	35,000	1,613,500
LyondellBasell Industries NV Class A	112,500	9,074,250
Monsanto Co.	50,000	5,110,000
Potash Corp. of Saskatchewan, Inc.	250,000	4,068,372
The Dow Chemical Co.	250,000	12,957,500
Tronox Ltd. Class A	275,000	2,576,750
		40,744,872
Containers & Packaging - 0.7%
WestRock Co.	262,500	12,726,000
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	200,000	2,172,000
Randgold Resources Ltd. sponsored ADR	35,000	3,502,450
		5,674,450

TOTAL MATERIALS		59,145,322

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Public Storage	25,000	5,578,500
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	387,500	15,736,375
Verizon Communications, Inc.	350,000	18,193,000
		33,929,375
UTILITIES - 1.6%
Electric Utilities - 1.4%
Entergy Corp.	75,000	5,754,750
Exelon Corp.	500,000	16,645,000
PPL Corp.	100,000	3,457,000
		25,856,750
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	300,000	3,717,000

TOTAL UTILITIES		29,573,750

TOTAL COMMON STOCKS
(Cost $1,514,350,960)		1,766,635,698

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Germany)
(Cost $4,035,990)	75,000	3,827,956
	Principal Amount	Value

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17
(Cost $2,000,000)	$2,000,000	1,722,440
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.43% (f)	59,563,529	59,581,398
Fidelity Securities Lending Cash Central Fund 0.46% (f)(g)	10,078,991	10,081,007
TOTAL MONEY MARKET FUNDS
(Cost $69,643,979)		69,662,405
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $1,590,030,929)		1,841,848,499
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(12,691,700)
NET ASSETS - 100%		$1,829,156,799

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,450,033 or 1.3% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$5,275,000
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
NJOY, Inc.	6/7/13 - 2/14/14	$878,142
Tory Burch LLC unit	5/14/15	$5,014,345
WME Entertainment Parent, LLC Class A unit	8/16/16	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$149,219
Fidelity Securities Lending Cash Central Fund	271,140
Total	$420,359

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$180,023,084	$168,359,050	$--	$11,664,034
Consumer Staples	107,176,625	107,176,625	--	--
Energy	190,631,432	190,631,432	--	--
Financials	393,899,117	382,113,118	--	11,785,999
Health Care	249,142,955	244,847,714	4,295,241	--
Industrials	177,540,949	177,540,949	--	--
Information Technology	343,822,545	343,822,545	--	--
Materials	59,145,322	59,145,322	--	--
Real Estate	5,578,500	5,578,500	--	--
Telecommunication Services	33,929,375	33,929,375	--	--
Utilities	29,573,750	29,573,750	--	--
Corporate Bonds	1,722,440	--	--	1,722,440
Money Market Funds	69,662,405	69,662,405	--	--
Total Investments in Securities:	$1,841,848,499	$1,812,380,785	$4,295,241	$25,172,473

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$29,469,311
Net Realized Gain (Loss) on Investment Securities	(2)
Net Unrealized Gain (Loss) on Investment Securities	(2,445,132)
Cost of Purchases	5,884,566
Proceeds of Sales	(9,536,710)
Amortization/Accretion	--
Transfers into Level 3	1,800,440
Transfers out of Level 3	--
Ending Balance	$25,172,473
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2016	$(1,232,932)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.4%
Ireland	2.4%
Canada	2.2%
United Kingdom	1.9%
Switzerland	1.9%
Netherlands	1.7%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2016
Assets
Investment in securities, at value (including securities loaned of $10,092,540) — See accompanying schedule: Unaffiliated issuers (cost $1,520,386,950)	$1,772,186,094
Fidelity Central Funds (cost $69,643,979)	69,662,405
Total Investments (cost $1,590,030,929)		$1,841,848,499
Restricted cash		45,375
Receivable for fund shares sold		95,321
Dividends receivable		1,674,264
Interest receivable		35,667
Distributions receivable from Fidelity Central Funds		32,133
Prepaid expenses		5,269
Other receivables		70,202
Total assets		1,843,806,730
Liabilities
Payable for investments purchased	$292,255
Payable for fund shares redeemed	3,337,038
Accrued management fee	635,685
Distribution and service plan fees payable	79,333
Other affiliated payables	107,205
Other payables and accrued expenses	119,540
Collateral on securities loaned, at value	10,078,875
Total liabilities		14,649,931
Net Assets		$1,829,156,799
Net Assets consist of:
Paid in capital		$1,565,258,233
Undistributed net investment income		19,582,362
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,500,774)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		251,816,978
Net Assets		$1,829,156,799
Class O:
Net Asset Value, offering price and redemption price per share ($1,509,619,504 ÷ 67,775,109 shares)		$22.27
Class A:
Net Asset Value and redemption price per share ($225,106,600 ÷ 10,367,582 shares)		$21.71
Maximum offering price per share (100/94.25 of $21.71)		$23.03
Class T:
Net Asset Value and redemption price per share ($30,261,164 ÷ 1,405,633 shares)		$21.53
Maximum offering price per share (100/96.50 of $21.53)		$22.31
Class C:
Net Asset Value and offering price per share ($23,619,597 ÷ 1,122,911 shares)(a)		$21.03
Class I:
Net Asset Value, offering price and redemption price per share ($40,468,440 ÷ 1,764,235 shares)		$22.94
Class Z:
Net Asset Value, offering price and redemption price per share ($81,494 ÷ 3,580 shares)		$22.76

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2016
Investment Income
Dividends		$40,217,774
Interest		60,123
Income from Fidelity Central Funds		420,359
Total income		40,698,256
Expenses
Management fee	$7,359,027
Transfer agent fees	628,903
Distribution and service plan fees	924,252
Accounting and security lending fees	544,243
Custodian fees and expenses	37,909
Independent trustees' fees and expenses	7,740
Appreciation in deferred trustee compensation account	438
Registration fees	101,237
Audit	88,910
Legal	10,069
Interest	104
Miscellaneous	17,688
Total expenses before reductions	9,720,520
Expense reductions	(52,733)	9,667,787
Net investment income (loss)		31,030,469
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,365,224)
Fidelity Central Funds	5,092
Foreign currency transactions	31,085
Total net realized gain (loss)		(3,329,047)
Change in net unrealized appreciation (depreciation) on: Investment securities	219,079,864
Assets and liabilities in foreign currencies	(7,059)
Total change in net unrealized appreciation (depreciation)		219,072,805
Net gain (loss)		215,743,758
Net increase (decrease) in net assets resulting from operations		$246,774,227

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2016	Year ended September 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,030,469	$34,565,615
Net realized gain (loss)	(3,329,047)	125,335,101
Change in net unrealized appreciation (depreciation)	219,072,805	(268,820,101)
Net increase (decrease) in net assets resulting from operations	246,774,227	(108,919,385)
Distributions to shareholders from net investment income	(28,006,148)	(25,946,174)
Distributions to shareholders from net realized gain	(111,377,160)	(172,571,626)
Total distributions	(139,383,308)	(198,517,800)
Share transactions - net increase (decrease)	(14,315,901)	(112,378,825)
Total increase (decrease) in net assets	93,075,018	(419,816,010)
Net Assets
Beginning of period	1,736,081,781	2,155,897,791
End of period	$1,829,156,799	$1,736,081,781
Other Information
Undistributed net investment income end of period	$19,582,362	$19,928,648

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class O

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.04	$24.63	$21.17	$17.53	$13.33
Income from Investment Operations
Net investment income (loss)A	.38	.40	.40	.32	.24
Net realized and unrealized gain (loss)	2.57	(1.71)	3.39	3.64	4.19
Total from investment operations	2.95	(1.31)	3.79	3.96	4.43
Distributions from net investment income	(.36)	(.31)	(.27)	(.29)	(.20)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(1.72)	(2.28)	(.33)	(.32)	(.23)
Net asset value, end of period	$22.27	$21.04	$24.63	$21.17	$17.53
Total ReturnB,C	15.05%	(5.92)%	18.08%	23.05%	33.55%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.47%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.47%	.50%	.50%	.49%	.51%
Net investment income (loss)	1.84%	1.70%	1.69%	1.68%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,509,620	$1,426,230	$1,866,810	$1,622,353	$1,515,727
Portfolio turnover rateF	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class A

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.55	$24.12	$20.75	$17.18	$13.07
Income from Investment Operations
Net investment income (loss)A	.30	.31	.32	.26	.19
Net realized and unrealized gain (loss)	2.51	(1.67)	3.33	3.58	4.10
Total from investment operations	2.81	(1.36)	3.65	3.84	4.29
Distributions from net investment income	(.29)	(.24)	(.21)	(.24)	(.15)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(1.65)	(2.21)	(.28)B	(.27)	(.18)
Net asset value, end of period	$21.71	$20.55	$24.12	$20.75	$17.18
Total ReturnC,D,E	14.64%	(6.25)%	17.71%	22.73%	33.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	.84%	.83%	.81%	.82%	.84%
Expenses net of fee waivers, if any	.83%	.83%	.81%	.82%	.84%
Expenses net of all reductions	.83%	.82%	.81%	.81%	.84%
Net investment income (loss)	1.48%	1.37%	1.38%	1.37%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$225,107	$212,181	$209,737	$153,940	$127,100
Portfolio turnover rateH	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.28 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.064 per share.

 C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class T

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$20.38	$23.95	$20.61	$17.08	$12.99
Income from Investment Operations
Net investment income (loss)A	.22	.22	.21	.17	.12
Net realized and unrealized gain (loss)	2.48	(1.66)	3.32	3.56	4.08
Total from investment operations	2.70	(1.44)	3.53	3.73	4.20
Distributions from net investment income	(.19)	(.17)	(.13)	(.17)	(.08)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(1.55)	(2.13)B	(.19)	(.20)	(.11)
Net asset value, end of period	$21.53	$20.38	$23.95	$20.61	$17.08
Total ReturnC,D	14.18%	(6.62)%	17.21%	22.11%	32.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.24%	1.23%	1.27%	1.28%	1.29%
Expenses net of fee waivers, if any	1.24%	1.23%	1.27%	1.28%	1.29%
Expenses net of all reductions	1.24%	1.23%	1.27%	1.27%	1.28%
Net investment income (loss)	1.08%	.97%	.92%	.91%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$30,261	$29,482	$23,443	$22,903	$14,874
Portfolio turnover rateG	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.13 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $1.965 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class C

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$19.93	$23.49	$20.28	$16.83	$12.81
Income from Investment Operations
Net investment income (loss)A	.11	.10	.10	.08	.04
Net realized and unrealized gain (loss)	2.43	(1.62)	3.26	3.51	4.04
Total from investment operations	2.54	(1.52)	3.36	3.59	4.08
Distributions from net investment income	(.08)	(.08)	(.09)	(.11)	(.03)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(1.44)	(2.04)B	(.15)	(.14)	(.06)
Net asset value, end of period	$21.03	$19.93	$23.49	$20.28	$16.83
Total ReturnC,D	13.56%	(7.09)%	16.62%	21.52%	31.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.77%	1.75%	1.76%	1.77%	1.77%
Expenses net of fee waivers, if any	1.77%	1.75%	1.76%	1.77%	1.77%
Expenses net of all reductions	1.76%	1.75%	1.76%	1.75%	1.77%
Net investment income (loss)	.55%	.45%	.43%	.42%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$23,620	$22,879	$22,094	$11,119	$4,775
Portfolio turnover rateG	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.04 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $1.965 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class I

Years ended September 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$21.61	$25.10	$21.56	$17.84	$13.58
Income from Investment Operations
Net investment income (loss)A	.36	.38	.35	.29	.21
Net realized and unrealized gain (loss)	2.65	(1.77)	3.49	3.72	4.26
Total from investment operations	3.01	(1.39)	3.84	4.01	4.47
Distributions from net investment income	(.32)	(.14)	(.23)	(.26)	(.18)
Distributions from net realized gain	(1.36)	(1.97)	(.06)	(.03)	(.03)
Total distributions	(1.68)	(2.10)B	(.30)C	(.29)	(.21)
Net asset value, end of period	$22.94	$21.61	$25.10	$21.56	$17.84
Total ReturnD	14.92%	(6.06)%	17.93%	22.82%	33.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%	.65%	.68%	.71%	.75%
Expenses net of fee waivers, if any	.64%	.64%	.68%	.71%	.75%
Expenses net of all reductions	.64%	.63%	.67%	.70%	.75%
Net investment income (loss)	1.67%	1.56%	1.52%	1.48%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$40,468	$44,760	$33,013	$266,008	$223,854
Portfolio turnover rateG	46%	53%	55%	55%	40%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.10 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $1.965 per share.

 C Total distributions of $.30 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.064 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Diversified Stock Fund Class Z

Years ended September 30,	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$21.47	$25.09	$21.56	$21.44
Income from Investment Operations
Net investment income (loss)B	.38	.41	.40	.04
Net realized and unrealized gain (loss)	2.62	(1.76)	3.47	.08
Total from investment operations	3.00	(1.35)	3.87	.12
Distributions from net investment income	(.35)	(.31)	(.27)	–
Distributions from net realized gain	(1.36)	(1.97)	(.06)	–
Total distributions	(1.71)	(2.27)C	(.34)D	–
Net asset value, end of period	$22.76	$21.47	$25.09	$21.56
Total ReturnE,F	15.00%	(5.94)%	18.10%	.56%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%	.51%	.51%	.52%I
Expenses net of fee waivers, if any	.51%	.51%	.51%	.52%I
Expenses net of all reductions	.51%	.51%	.51%	.50%I
Net investment income (loss)	1.81%	1.69%	1.68%	1.36%I
Supplemental Data
Net assets, end of period (000 omitted)	$81	$83	$119	$101
Portfolio turnover rateJ	46%	53%	55%	55%

 A For the period August 13, 2013 (commencement of sale of shares) to September 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.27 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $1.965 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.064 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2016

1. Organization.

Fidelity Advisor Diversified Stock Fund (the Fund) is a fund of Fidelity Destiny Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A (formerly Class N), Class T, Class C, Class I, and Class Z, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as Destiny Plans. Effective October 27, 2006, shares of Class A and Class O are no longer offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders. Planholders can continue to contribute to existing Destiny Plans I:O and Destiny Plans I:N.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period October 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$ 1,722,440	Market approach	Conversion factor	7.1	Increase
			Credit spread	25.0%	Decrease
			Bond floor	0.0	Increase
Equities	$ 23,450,033	Expected distribution	Recovery rate	0.0%	Increase
		Market approach	Transaction price	$2.05	Increase
			Liquidity preference	$62.18	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	8.2 - 13.4 / 10.4	Increase
			Discount rate	8.0%	Decrease
			Discount for lack of marketability	15.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$322,776,443
Gross unrealized depreciation	(77,418,354)
Net unrealized appreciation (depreciation) on securities	$245,358,089
Tax Cost	$1,596,490,410

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$21,632,182
Capital loss carryforward	$(1,096,372)
Net unrealized appreciation (depreciation) on securities and other investments	$245,357,497

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(–)
Long-term	(1,096,372)
Total no expiration	$(1,096,372)
Total capital loss carryforward	$(1,096,372)

The tax character of distributions paid was as follows:

	September 30, 2016	September 30, 2015
Ordinary Income	$47,087,676	$ 25,946,174
Long-term Capital Gains	92,295,632	172,571,626
Total	$139,383,308	$ 198,517,800

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $9,104,400 in these Subsidiaries representing 0.50% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiary is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $798,285,711 and $957,989,887, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .42% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$543,648	$8,849
Class T	.25%	.25%	146,846	–
Class B	.75%	.25%	2,983	2,237
Class C	.75%	.25%	230,775	37,840
			$924,252	$48,926

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$21,053
Class T	5,836
Class B(a)	10
Class C(a)	5,172
$32,071

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for Class O, Class A, Class T, Class B, Class C, Class I and Class Z. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC does not receive a fee for Class O Destiny Plan accounts. FIIOC receives an asset-based fee of Class Z's average net assets. In addition, FIIOC pays for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class O	$137,154.01
Class A	264,887.12
Class T	80,911.28
Class B	836.28
Class C	70,156.30
Class I	74,923.18
Class Z	36.05
	$628,903

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $22,306 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$9,075,000.41%		$104

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,633 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,069,200. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $271,140, including $8,765 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $40,024 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,709.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended September 30, 2016	Year ended September 30, 2015
From net investment income
Class O	$24,029,748	$23,240,677
Class A	2,964,199	2,228,099
Class T	276,577	185,875
Class B	538	286
Class C	87,577	80,262
Class I	646,211	209,650
Class Z	1,298	1,325
Total	$28,006,148	$25,946,174
From net realized gain
Class O	$91,032,400	$147,315,868
Class A	14,095,488	18,017,348
Class T	1,938,891	2,213,599
Class B	29,246	56,242
Class C	1,546,810	1,996,392
Class I	2,729,338	2,963,753
Class Z	4,987	8,424
Total	$111,377,160	$172,571,626

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended September 30, 2016	Year ended September 30, 2015	Year ended September 30, 2016	Year ended September 30, 2015
Class O
Shares sold	799,999	2,287,530	$16,579,044	$53,641,943
Reinvestment of distributions	5,127,861	6,840,387	101,377,968	153,635,091
Shares redeemed	(5,942,608)	(17,121,478)	(123,801,861)	(390,687,724)
Net increase (decrease)	(14,748)	(7,993,561)	$(5,844,849)	$(183,410,690)
Class A
Shares sold	1,448,406	3,109,762	$29,334,334	$72,097,550
Reinvestment of distributions	873,334	911,032	16,881,539	20,033,590
Shares redeemed	(2,279,147)	(2,391,662)	(46,026,366)	(54,542,127)
Net increase (decrease)	42,593	1,629,132	$189,507	$37,589,013
Class T
Shares sold	365,733	734,570	$7,352,351	$16,881,464
Reinvestment of distributions	103,040	97,386	1,980,422	2,130,797
Shares redeemed	(509,992)	(364,096)	(10,168,783)	(8,173,269)
Net increase (decrease)	(41,219)	467,860	$(836,010)	$10,838,992
Class B
Shares sold	44	3,301	$854	$77,862
Reinvestment of distributions	1,480	2,423	28,467	52,867
Shares redeemed	(24,577)	(11,358)	(482,652)	(258,989)
Net increase (decrease)	(23,053)	(5,634)	$(453,331)	$(128,260)
Class C
Shares sold	205,898	407,214	$4,025,706	$9,151,851
Reinvestment of distributions	81,688	86,086	1,540,645	1,849,987
Shares redeemed	(312,756)	(285,644)	(6,151,082)	(6,367,594)
Net increase (decrease)	(25,170)	207,656	$(584,731)	$4,634,244
Class I
Shares sold	483,868	1,334,628	$10,271,737	$32,026,397
Reinvestment of distributions	157,235	131,239	3,204,452	3,031,625
Shares redeemed	(947,650)	(710,295)	(20,256,990)	(16,937,834)
Net increase (decrease)	(306,547)	755,572	$(6,780,801)	$18,120,188
Class Z
Shares sold	5	1	$108	$26
Reinvestment of distributions	311	425	6,285	9,749
Shares redeemed	(588)	(1,307)	(12,079)	(32,087)
Net increase (decrease)	(272)	(881)	$(5,686)	$(22,312)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Diversified Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Diversified Stock Fund (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments, as of September 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Diversified Stock Fund as of September 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 17, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as Chairman (2014-present) and a member (2010-present) of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes) and a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)

Year of Election or Appointment: 2011

Trustee

Mr. Selander also serves as Trustee of other Fidelity® funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present) and a non-executive Chairman of Health Equity, Inc. (health savings custodian, 2015-present). Previously, Mr. Selander served as a Member of the Advisory Board of certain Fidelity® funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2002

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Class O	.47%
Actual		$1,000.00	$1,103.60	$2.47
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Class A	.83%
Actual		$1,000.00	$1,101.50	$4.36
Hypothetical-C		$1,000.00	$1,020.85	$4.19
Class T	1.24%
Actual		$1,000.00	$1,099.60	$6.51
Hypothetical-C		$1,000.00	$1,018.80	$6.26
Class C	1.77%
Actual		$1,000.00	$1,096.50	$9.28
Hypothetical-C		$1,000.00	$1,016.15	$8.92
Class I	.64%
Actual		$1,000.00	$1,102.90	$3.36
Hypothetical-C		$1,000.00	$1,021.80	$3.23
Class Z	.51%
Actual		$1,000.00	$1,103.20	$2.68
Hypothetical-C		$1,000.00	$1,022.45	$2.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

Class O designates 74%; Class A designates 84%; Class B designates 100%; Class T designates 100%; Class C designates 100%; Class I designates 79% and Class Z designates 74%; of the dividends distributed, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class O designates 88%; Class A designates 100%; Class B designates 100%; Class T designates 100%; Class C designates 100%; Class I designates 93% and Class Z designates 88%; of the dividends distributed, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Diversified Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Advisor Diversified Stock Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Diversified Stock Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, Class Z, and Class O ranked below the competitive median for 2015 and the total expense ratio of Class T ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

DESIO-ANN-1116
1.791863.113

Item 2.

Code of Ethics

As of the end of the period, September 30, 2016, Fidelity Destiny Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Capital Development Fund and Fidelity Advisor Diversified Stock Fund (the “Funds”):

Services Billed by Deloitte Entities

September 30, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Capital Development Fund	$57,000	$-	$6,700	$1,600
Fidelity Advisor Diversified Stock Fund	$64,000	$-	$7,400	$1,600

September 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Capital Development Fund	$55,000	$-	$6,700	$1,300
Fidelity Advisor Diversified Stock Fund	$57,000	$-	$8,400	$1,100

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2016A	September 30, 2015A
Audit-Related Fees	$35,000	$-
Tax Fees	$-	$10,000
All Other Fees	$-	$175,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2016 A	September 30, 2015 A
Deloitte Entities	$80,000	$325,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 25, 2016